                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                _______________


                                   FORM 10-K

                                 ANNUAL REPORT
                       PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934

                                _______________


         For Fiscal Year Ended                       Commission File Number
            January 29, 1995                                33-31152


                         FOOD 4 LESS SUPERMARKETS, INC.
             (Exact name of registrant as specified in its charter)


               DELAWARE                                   95-4222386
   (State or other jurisdiction of                     (I.R.S. Employer
    incorporation or organization)                   Identification Number)


      777 South Harbor Boulevard                             90631
          La Habra, California                             (Zip code)
(Address of principal executive offices)


                                 (714) 738-2000
              (Registrant's telephone number, including area code)


                       Securities registered pursuant to
                        Section 12(b) of the Act:  None


                       Securities registered pursuant to
                        Section 12(g) of the Act:  None


         Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such report(s)), and (2) has been subject to
such filing requirements for the past 90 days.  Yes   X    No _____.

         At May 23, 1995, there were 1,519,632 shares of Common Stock outstanding. As of such date, none of the outstanding shares of Common Stock were held by persons other than affiliates and employees of the registrant, and there was no public market for the Common Stock.

                                     PART I

ITEM 1.  BUSINESS

         Food 4 Less Supermarkets, Inc. (the "Company") is a leading supermarket operator with 267 stores located in Southern California, Northern California and certain areas of the Midwest. The Company is one of the largest supermarket companies in the greater Los Angeles area (Los Angeles, Orange, Riverside and San Bernardino counties) in terms of sales and is the leading supermarket company serving the high-growth, urban ethnic neighborhoods of the city of Los Angeles. The Company has achieved strong competitive positions in each of its marketing areas by successfully tailoring its merchandising strategy to the particular needs of the individual communities it serves. In addition, the Company is a vertically integrated supermarket company with a major manufacturing facility, which includes bakery and creamery operations, and a full-line warehouse and distribution facility servicing its Southern California operations.

         The Company was organized by The Yucaipa Companies ("Yucaipa"), a private investment group, in connection with the June 1989 acquisition of Breco Holding Company, Inc. ("BHC"), which owned the Company's Boys, Viva, and Cala stores. Concurrently with the acquisition of BHC (the "BHC Acquisition"), Food 4 Less, Inc. ("FFL"), a corporation controlled by an affiliate of Yucaipa, contributed to the Company all of the outstanding capital stock of Falley's, Inc. ("Falley's"), which owned the Company's Midwestern stores. The Company added six stores to its Northern California Division by acquiring Bell Markets, Inc. ("Bell") on June 30, 1989, and added seven stores to its Southern California Division by acquiring certain operating assets of ABC Market Corp. ("ABC") on January 15, 1990. On June 17, 1991, the Company acquired all of the outstanding capital stock of Alpha Beta Company ("Alpha Beta"), which operated 142 stores in seven Southern California counties (the "Alpha Beta Acquisition"). On March 29, 1994, the Company added ten warehouse format stores (collectively the "Food Barn Stores") to its Midwestern Division which it acquired from Associated Wholesale Grocers, Inc.

         The Company operates both conventional and warehouse format stores under various names. The following table sets forth by retail format the number of stores operated by each of the Company's three divisions at January 29, 1995 (unless otherwise indicated, all references to numbers of stores and other store data in this Annual Report on Form 10-K are as of January 29,
1995):


                            Southern        Northern
                           California       California       Midwestern          Total
                           ----------       ----------       ----------          -----
Alpha Beta                    126                -                -               126
Boys                           22                -                -                22
Viva                            6                -                -                 6
Cala                            -                9                -                 9
Bell                            -               10                -                10
Falley's                        -                -                5                 5
                             ----             ----             ----              ----
   Total Conventional         154               19                5               178

Food 4 Less                    50                -               33                83
FoodsCo                         -                6                -                 6
                             ----             ----             ----              ----
   Total Warehouse             50                6               33                89
                              ---             ----              ---               ---
   Total Stores               204               25               38               267
                              ===              ===              ===               ===



RECENT EVENTS

         On September 14, 1994, the Company, Food 4 Less Holdings, Inc. ("Holdings"), and Food 4 Less, Inc. ("FFL") entered into a definitive Agreement and Plan of Merger (the "Merger Agreement") with Ralphs Supermarkets, Inc. ("RSI") and the stockholders of RSI. Pursuant to the terms of the Merger Agreement, as amended, the Company will be merged with and into RSI (the "RSI Merger"). Immediately following the RSI

Merger, Ralphs Grocery Company ("RGC"), which is currently a wholly-owned subsidiary of RSI, will merge with and into RSI (the "RGC Merger," and together with the RSI Merger, the "Merger"), and RSI will change its name to Ralphs Grocery Company ("Ralphs"). Prior to the Merger, FFL will merge with and into Holdings, which will be the surviving corporation (the "FFL Merger"). Immediately following the FFL Merger, Holdings will change its jurisdiction of incorporation by merging into a newly-formed, wholly-owned subsidiary ("New Holdings"), incorporated in Delaware (the "Reincorporation Merger"). As a result of the Merger, the FFL Merger and the Reincorporation Merger, Ralphs will become a wholly-owned subsidiary of New Holdings. Conditions to the consummation of the Merger include, among other things, the completion of financing for the transaction and the receipt of other necessary consents. The purchase price for RSI is approximately $1.5 billion, including the assumption of debt. The Company presently anticipates that the Merger will be completed in June 1995.

         The aggregate purchase price, payable to the stockholders of RSI in connection with the Merger, consists of $375 million in cash, $131.5 million principal amount of New Holdings 13-5/8% Senior Subordinated Pay-in-Kind Debentures due 2007 and $18.5 million initial accreted value of New Holdings 13-5/8% Senior Discount Debentures due 2005. In addition, Ralphs will enter into an agreement with a stockholder of RSI pursuant to which such stockholder will act as a consultant to Ralphs with respect to certain real estate and general commercial matters for a period of five years from the closing of the Merger in exchange for the payment of a consulting fee.

         The financing required to complete the Merger will include the issuance of significant additional equity by New Holdings, the issuance of new debt securities by the Company and New Holdings and the incurrence of additional bank financing by Ralphs. The equity issuance will be made to a group of investors led by Apollo Advisors, L.P., which has committed to purchase up to $140 million in New Holdings stock. The issuance of new debt securities is expected to consist of up to $295 million principal amount of Senior Notes due 2004 and up to $200 million principal amount of Senior Subordinated Notes due 2005 to be issued by the Company and, in addition to the debt securities to be issued to the stockholders of RSI, $81.5 million initial accreted value of 13-5/8% Senior Discount Debentures due 2005 to be issued by New Holdings. The bank financing will be made pursuant to a commitment by Bankers Trust Company to provide up to $1,075 million in such financing. In connection with the receipt of new financing, the Company and Holdings will also be required to complete certain exchange offers, consent solicitations, offers to repurchase and other transactions with the holders of the Company's, Holdings' and RGC's currently outstanding debt securities.

         In anticipation of the Merger and in order to align the Company's fiscal year end with the fiscal year end of RSI, the Company, together with its subsidiaries, changed its fiscal year end from the 52 or 53-week period which ends on the last Saturday in June to the 52 or 53-week period which ends on the Sunday closest to January 31, resulting in a 31-week transition period ended January 29, 1995. References to fiscal year 1992, fiscal year 1993, the 1994 transition period, fiscal year 1994, the 1995 transition period, and fiscal year 1995 are to the 52-week period ended June 27, 1992, the 52-week period ended June 26, 1993, the 32-week period ended February 5, 1994, the 52-week period ended June 25, 1994, the 31-week period ended January 29, 1995, and the 52-week period ending January 28, 1996, respectively.

         As of January 29, 1995, RGC had outstanding indebtedness of approximately $1,018.5 million. RGC had sales of $2,724.6 million, operating income of $145.6 million and net income of $32.1 million for its most recent reported fiscal year ended January 29, 1995.

         Upon consummation of the Merger, management anticipates that certain non-recurring costs associated with the integration of operations will be recorded as a restructuring charge. The charge will cover costs associated with the writedown of property and equipment and related reserves associated with the conversion of certain of the Company's conventional stores to warehouse stores and the closure of certain of the Company's conventional stores as well as the write-off of the Alpha Beta trademark. This restructuring charge has been estimated at approximately $45.5 million. On December 14, 1994, the Company and RSI entered into a Settlement Agreement (the "Settlement Agreement") with the State of California. Under the Settlement Agreement, the Company must divest a total of 27 stores (23 of the Company's conventional stores, 1 warehouse store and 3 RGC stores). In addition, although not required pursuant to the Settlement Agreement, an additional 5 under-performing stores are scheduled to be closed following the Merger. It is anticipated that such closures and store conversions will be substantially completed by December 31, 1995.
The estimated restructuring charge aggregating $45.5 million for the Company's 24 stores to be divested under the Settlement Agreement, the 5 planned closures and the conversion of 16 of the Company's conventional stores to warehouse stores reflects (i) the writedown of property, plant and equipment ($27.9 million), (ii) the write-off of the Alpha Beta trademark ($8.6 million), (iii) the write-off of other assets ($4.3 million), (iv) lease termination expense ($3.1 million) and (v) miscellaneous expense accruals ($1.6 million). The expected cash payments to be made in connection with the restructuring charge will total $7.1 million. It is expected that such cash payments will be made by December 31, 1995. As a result of the completion of 11 of the 16 planned conventional store conversions by the Company during the second quarter of the 1995 transition period, the Company has recorded a non-cash restructuring charge for the write-off of property and equipment of $5.1 million in its results of operations for the 31 weeks ended January 29, 1995. The Company has determined that there is no impairment of existing goodwill related to the store closures based on its projections of future undiscounted cash flows. The remaining estimated restructuring charge will be recorded as an expense once the Merger is completed. The divestiture of the 3 RGC stores pursuant to the Settlement Agreement will be reflected in the allocation of the purchase price and, therefore, will not give rise to any restructuring charge.

SOUTHERN CALIFORNIA DIVISION

         The Southern California Division operates 204 supermarkets in Los Angeles, Orange and adjacent counties under the names "Alpha Beta," "Food 4 Less," "Boys," and "Viva." The Company's Southern California stores accounted for 79% of the Company's sales for the 31 weeks ended January 29, 1995.

     Store Formats

         The Company caters to the distinctive tastes and preferences of consumers in each of the communities it serves, ranging from urban ethnic communities of Los Angeles served by Food 4 Less, Boys, and Viva, to the more suburban areas served by Alpha Beta and Food 4 Less. The Company implements this strategy by selecting the merchandise, presentation, department size and layout based on the demographics of a particular store location. This community-oriented business strategy is illustrated by the Southern California Division's principal supermarket formats:

         Conventional Format Stores. The Company's conventional stores are located throughout densely populated areas of Los Angeles, Orange, Ventura, San Bernardino and Riverside Counties, including both suburban and urban neighborhoods under the names "Alpha Beta," "Boys," and "Viva." The Company's merchandising strategy for conventional stores is tailored to the community each store serves, but emphasizes customer service, quality of merchandise, and a large variety of product offerings in modern store environments. The conventional stores' extensive brand-name product selection is complemented by a range of specialty service departments which include bakeries, delicatessens, service meat counters, seafood departments and floral departments. The conventional stores also emphasize competitive pricing and overall value.

         The Company's urban stores are located in neighborhoods that have been largely underserved by other national and regional supermarket chains. The Company's stores began servicing these neighborhoods over 70 years ago, and the Company is the leading supermarket operator in these areas. These stores emphasize the sale of brand-name products at competitive prices, and in many cases offer specialty grocery items and service departments that cater to the specific preferences in the community. Stores located in urban areas provide useful services which are often not available in competitors' stores, including a courtesy booth at which customers can cash payroll and government checks, pay utility bills, and buy money orders, lottery tickets, and bus passes.

         The Company believes it is the leading operator of supermarkets serving Hispanic communities in the Los Angeles area. Stores which are located in areas with high concentrations of Hispanic consumers, who currently comprise more than 38% of the total population of Los Angeles County, generally feature larger produce and other perishables departments as well as particular meat, grocery and ethnic packaged food products often preferred by many Hispanic consumers. In addition, much of the signage and advertising for these stores is in both Spanish and English. Management believes that its warehouse format stores (as discussed below) as well as its conventional format stores benefit from the Company's expertise in marketing to Hispanic consumers.

         Warehouse Format Stores. The Company operates 50 stores in Southern California which cater to the price-conscious segment of the market in both
urban and suburban areas under the name "Food 4 Less."   Food 4 Less is a
warehouse-style, price impact store which is positioned to offer the lowest overall prices in its marketing areas by passing on to the consumer savings achieved through labor efficiencies and lower overhead and advertising costs associated with the warehouse format, while providing the product selection associated with a conventional format. In-store operations are designed to allow customers to perform certain labor-intensive services usually offered in conventional supermarkets; for example, merchandise is presented on warehouse style racks in full cartons, reducing labor intensive unpacking, and customers bag their own groceries. Labor costs are also reduced because the stores generally do not have labor-intensive service departments such as delicatessens, bakeries and fresh seafood departments, although they do offer a complete line of fresh meat, fish, produce and baked goods.

         The Food 4 Less format generally consists of large facilities constructed with high ceilings to accommodate warehouse racking with overhead pallet storage. Wide aisles accommodate forklifts, and, compared to conventional supermarkets, a higher percentage of total store space is devoted to retail selling because the top of the warehouse-style grocery racks on the sales floor are used to store inventory, which reduces the need for large backroom storage. The Food 4 Less warehouse format supermarkets have brightly painted walls and inexpensive signage in lieu of more expensive graphics. In addition, a "Wall of Values" located at the entrance of each store presents the customer with a selection of specially priced merchandise.

         Management believes that there is a significant segment of the market, encompassing a wide range of demographic groups, which prefers to shop in a warehouse format supermarket because of its lowest overall pricing. This belief has been borne out by the overall success of the 182 Food 4 Less and FoodsCo warehouse supermarkets operating in 20 states, including the 89 stores owned and operated by the Company (50 of which are located in Southern California). See "Licensing Operations." The Company plans to continue its rapid growth of the Food 4 Less format by opening 8 new warehouse format stores (7 of which will be located in Southern California) in fiscal 1995. Moreover, the consummation of the Ralphs Merger could cause the Company to accelerate substantially the planned growth of the Food 4 Less format through the conversion of existing or acquired stores.

     Advertising and Promotion

         The Southern California Division tailors its advertising strategy to the communities it serves, relying heavily on television, radio, major newspapers and weekly advertising circulars. In addition, the Company's advertising and promotion strategy for stores located in urban ethnic neighborhoods, including Hispanic neighborhoods, highlights the merchandise offered in each store by using ethnic radio and local neighborhood newspaper advertising and by delivering weekly advertising circulars customized to particular communities. This allows selected groups of stores to offer special promotions on items that are of particular importance to local shoppers and to be more responsive to local competition. Food 4 Less stores utilize print and radio advertising which emphasizes Food 4 Less' overall low-price leadership, rather than promoting special prices on individual items.

     Purchasing, Manufacturing and Distribution

         In connection with the Alpha Beta Acquisition, the Company entered into a long-term lease, with Alpha Beta's former parent corporation as lessor, of Alpha Beta's centralized manufacturing, warehouse and office facility in La Habra, California. The La Habra complex measures 1,378,083 total square feet over 75 acres and, in addition to serving warehousing, distribution and office functions, houses manufacturing operations which include a bakery and creamery. The 316,000 square foot bakery manufactures a broad line of baked goods, and the creamery processes and bottles milk, cream and other dairy products, fruit juices and drinking water.

Shipments from the La Habra facility are made predominantly with the Company's own truck fleet and drivers, supported by an on-site vehicle maintenance facility. See "Item 2 -- Properties."

         Prior to its acquisition by the Company, the La Habra facility had substantial excess capacity in many of its manufacturing and warehousing functions. By combining Alpha Beta's volume requirements with those of Food 4 Less, Boys and Viva, the Company realized increased manufacturing and warehousing efficiencies and buying improvements associated with increased volume. Management believes that the Southern California Division's warehousing and distribution operations offer a number of additional benefits related to the foregoing. These benefits include: (i) rapid turnover at the Company's warehouse permits its stores to offer consistently fresh, high-quality products, (ii) due to frequent deliveries to its stores, the Company is able to reduce in-store stockroom space, thereby increasing available selling space, and (iii) the Company's ability to warehouse merchandise enables it to take advantage of additional buying opportunities on certain items.

         Since the Alpha Beta Acquisition, the Company has entered into several private label licensing arrangements which allow the Company to exclusively utilize recognized brand names in connection with certain goods it manufactures at its La Habra facility or purchases from others, including "Carnation" and "Sunnyside Farms" (dairy products) and "Van de Kamps" (baked goods). In addition, the Company has entered into an agreement to distribute private label dry grocery and frozen products under the "Sunny Select" and "Grocers Pride" labels and has established its own private label, "EQuality," for health and beauty aid products.

         Combined shipments from the La Habra facility and the Company's other Southern California warehouse facilities accounted for approximately 65% of the Southern California Division's total purchases during the 31-weeks ended January 29, 1995. Additional purchases, consisting of mostly general merchandise, approximating 7% of the division's total during this same period, were made through Certified Grocers of California, Ltd. ("Certified"), a food distribution cooperative in which the Company is a member. In June 1991, as a result of its increased warehouse capacity at the La Habra facility, the Southern California Division terminated its then-existing supply contract with Certified and is using its other warehouse facility located in Los Angeles for distribution of certain products, including produce. The Company continues to make purchases from Certified.

         In April 1992, the Company formed a joint venture with a subsidiary of Certified which operates a general merchandise warehouse in Fresno, California. This warehouse services the Company's operations in Southern and Northern California and enables the Company to realize greater efficiencies through combined purchasing.

     Store Operations and Retail Systems

         The Southern California Division's store equipment and facilities are generally in excellent condition and are large enough to serve additional customers to the extent that the population of its marketing areas grows. The Alpha Beta, Boys and Viva stores range in size from approximately 15,600 square feet to 58,000 square feet and average approximately 27,100 square feet. The Southern California Food 4 Less stores are generally larger and range in size from approximately 27,400 square feet to 66,100 square feet, and average approximately 45,900 square feet. The Company believes the Southern California Division's central warehouse and distribution system and the design of its stores permit the Company to decrease in-store stockroom space and thereby increase available selling area.

         The Southern California Division's management information systems and optical scanning technology reduce the labor costs attributable to product pricing and customer check-out, and provide the Company's management with information that facilitates purchasing and receiving, inventory management, warehouse reordering and management of accounts payable. All of the Company's Southern California Division stores currently offer an electronic funds transfer system which allows customers to make purchases, obtain cash and obtain check approvals in transactions linked to their bank accounts. In addition, the Company's Alpha Beta, Boys, Viva and certain of its warehouse format stores now offer customers the convenience of making purchases with credit cards.

     Expansion and Development

         The Company has undertaken an extensive program of store remodels, conversions and additions since the Alpha Beta Acquisition which have resulted in a substantially improved store base. The Company has continued to remodel its existing stores, open new, larger stores and close smaller, marginally-performing stores. As a result, there has been a net increase in sales, store count and average store size. During the 1995 transition period, the Southern California Division spent approximately $42.5 million on capital improvements.

         During the 1995 transition period, the Company opened 11 new Food 4 Less stores and three new Alpha Beta stores in Southern California, converted 11 stores from conventional formats to the Food 4 Less format, and remodeled one Alpha Beta store. From time to time, the Company closes or sells marginal operating stores. During the 1995 transition period, the Company closed six stores in the Southern California Division.

         The Company plans to expand the Southern California Division by acquiring existing stores and constructing new ones. The Merger, which is subject to the completion of financing for the transaction and the receipt of other necessary consents, would add up to 173 stores and more than double the sales volume of the Southern California Division. The Company intends to continue to focus its new store construction and store conversion efforts during fiscal 1995 and future years on the Food 4 Less format, including in urban areas, as Food 4 Less stores have proven to have a strong appeal to value-conscious consumers across a wide range of demographic groups. To this end, the Company plans to continue its store expansion program in Southern California by opening 10 new stores during fiscal 1995 (including 7 Food 4 Less stores), and additional stores in subsequent years. Moreover, the consummation of the Merger could cause the Company to accelerate substantially the planned growth of the Food 4 Less format through the conversion of existing or acquired stores. During fiscal year 1995, remodeling activity is to take place at 6 of the Company's 50 Southern California warehouse format stores. The Company's merger, expansion, remodel and conversion efforts have required, and will continue to require, the funding of significant capital expenditures. See Item 7 -- "Management's Discussion and Analysis of Results of Operations and Financial Condition -- Liquidity and Capital Resources."

         The following table sets forth the development of the Company's Southern California Division supermarkets since July 1989:

                                 53 Weeks     52 Weeks     52 Weeks      52 Weeks       52 Weeks     31 Weeks
                                  Ended        Ended        Ended         Ended          Ended        Ended
                                 June 30,     June 29,     June 27,      June 26,       June 25,    January 29,
                                   1990         1991         1992          1993           1994         1995
                                 --------     --------     --------      --------       --------    ----------
Number of stores:
   Beginning                         53           66          209            200             197         196
   Built                              7            4            2              8(c)            2          11
   Acquired                           7          142            -              -               -           3(d)
   Sold/Closed                       (1)          (3)      (11)(b)           (11)             (3)         (6)
                                 ------      -------      -------         ------          ------      ------

   Ending                            66          209          200            197             196         204
                                 ======      =======      =======         ======          ======      ======

   Remodeled or expanded(a)          14           16           31             31              21           1

Average square feet/store         34,000      28,700       29,900         30,200          30,500      32,200
Annual sales/selling square feet    $588        $650         $559           $553            $505        $473(e)
- ---------------

(a) Does not reflect remodels or expansions of stores prior to their acquisition by the Company.
(b) Includes five stores which closed as a result of the April 1992 civil unrest in Los Angeles.
(c) Includes the reopening of one store which closed as a result of the April 1992 civil unrest in Los Angeles.
(d) In November 1994, the Company acquired three stores from Megafoods Stores, Inc.
(e) Amount represents the Southern California Division's sales for the 1995 transition period divided by total selling square feet prorated for the 1995 transition period.

NORTHERN CALIFORNIA DIVISION

         The Northern California Division operates 19 conventional supermarkets in the greater San Francisco Bay Area under the names "Bell" and "Cala," and six warehouse format stores under the "FoodsCo" name. Management believes that the Northern California Division has excellent store locations in the city of San Francisco that are very difficult to replicate. Management also believes that the Northern California Division's stores, which have operated in the San Francisco Bay Area for over 25 years, have a reputation for offering high quality service and merchandise.

     Marketing Strategy

         The Northern California Division's conventional store strategy is to attract customers through its convenient locations, broad product line and emphasis on quality and service. Its stores offer an extensive assortment of nationally advertised name brand products. They also contain departments dedicated to dry groceries, produce, meat, seafood, dairy products, wine and liquor, and limited assortments of general merchandise and health and beauty aids. Certain of the Bell stores, which are larger than the Division's other conventional stores, also have a variety of service departments, including in-store bakeries, delicatessens with fresh and prepared foods and fresh seafood departments. These products and services generally carry higher margins than traditional grocery products. The FoodsCo stores emphasize lowest overall prices rather than promoting special prices on individual items.

         Many of the Northern California Division's stores are located in urban residential neighborhoods of the city of San Francisco that have a varying and distinct ethnic character. Consequently, the Northern California Division customizes the merchandise and service departments in each of those stores to appeal to the tastes of local residents. The Northern California Division's suburban stores are generally larger than its urban stores, and offer an expanded selection of food and other merchandise, together with full service delicatessen and bakery departments.

         The Northern California Division's advertising and promotion strategy highlights the reduced price specials offered in its stores. The Northern California Division advertises in the major San Francisco newspapers and uses local neighborhood newspaper advertising to alert customers to the values offered in its stores. In addition, the Northern California Division delivers weekly advertising circulars, each customized to particular stores, allowing it to offer special promotions on items that are of particular importance to local shoppers. The Northern California Division also uses limited radio advertising.

     Store Operations and Retail Systems

         The Northern California Division's conventional stores range in size from approximately 8,900 square feet to 32,800 square feet, and average approximately 19,400 square feet. The Northern California Division's warehouse stores range in size from approximately 30,000 square feet to 59,600 square feet, and average approximately 40,100 square feet. The Northern California Division's management information systems and optical scanning technology reduce the labor costs attributable to product pricing and customer check-out, and provide the Company's management with information that facilitates purchasing and receiving, inventory management, warehouse reordering, and management of accounts payable.

     Purchasing and Distribution

         The Northern California Division purchases merchandise from a number of suppliers. During the 1995 transition period, approximately 34% of its purchases were made through Certified pursuant to two supply contracts. No vendor other than Certified provides a material percentage of the goods or services purchased by the Northern California Division.

         The Northern California Division does not operate its own warehouse facilities, relying instead on direct delivery to its stores by Certified and the other vendors. Frequent deliveries by Certified and by the suppliers of produce and fresh meats enable the Northern California Division's stores to maintain the quality of the fresh foods it offers while maximizing in-store selling space. Since December 1989, the Southern California Division's warehouse facilities have supplied a portion of the merchandise sold in the Northern California Division stores.

     Expansion and Development

         Since the beginning of fiscal 1990, the Northern California Division has remodeled 15 stores and has opened six new stores, including one new warehouse store which opened during the 1995 transition period. Management plans to further expand the Northern California Division in the future by acquiring existing stores and constructing new stores, including warehouse stores. The Northern California Division Food 4 Less warehouse stores were renamed as FoodsCo warehouse stores in fiscal 1994 following the sale by the Company of the exclusive rights to use the "Food 4 Less" name in Northern California to Fleming Companies, Inc., which previously held a non-exclusive license. See "Licensing Operations" for further discussion of the amendment to the Fleming license.


         The following table sets forth the development of the Company's Northern California Division supermarkets since July 1989:


                                 53 Weeks      52 Weeks      52 Weeks       52 Weeks      52 Weeks     31 Weeks
                                  Ended         Ended         Ended          Ended         Ended        Ended
                                 June 30,      June 29,      June 27,       June 26,      June 25,    January 29,
                                   1990          1991          1992           1993          1994         1995
                                 --------      --------      --------       --------      --------    ----------
Number of stores:
   Beginning                          23          22               22            21            23         24
   Built                               -           1                1             2             1          1
   Acquired                            -           -                -             -             -          -
   Sold/Closed                        (1)         (1)              (2)            -             -          -
                                 -------      ------          -------        ------        ------      -----

   Ending                             22          22               21            23            24         25
                                 =======      ======          =======       =======        ======      =====

   Remodeled or expanded               2           5                3             1             4          0

Average square feet/store         20,000      20,400           20,600        22,800        23,300     24,400
Annual sales/selling square feet    $719        $726             $719          $712          $678       $618(a)

________________________

(a) Amount represents the Northern California Division's sales for the 1995 transition period divided by total selling square feet prorated for the 1995 transition period.


MIDWESTERN DIVISION

         The Midwestern Division operates 38 stores, of which 33 are warehouse format stores operated under the "Food 4 Less" name, and five are conventional supermarkets operated under the "Falley's" name. Of these 38 stores, 34 are located in Kansas and four are located in Missouri. The Company's Food 4 Less stores offer national brand-name grocery products, fresh meat and produce, general merchandise and other items, including health and beauty aids, at prices typically lower than those offered by conventional supermarkets. Management believes the Food 4 Less warehouse format stores are the low-price leaders in each of the markets in which they compete.

     Marketing Strategy

         The Midwestern Division's Food 4 Less warehouse format supermarkets, introduced in 1973, cater to consumers in the price- conscious segment of the market by offering lower prices than conventional supermarkets. Such lower prices are achieved through the labor efficiencies and lower overhead and advertising costs associated with the warehouse format. See "Southern California Division -- Store Formats -- Warehouse Format Stores" for more information on the business strategy of Food 4 Less warehouse format supermarkets.

     Store Operations and Retail Systems

         The store equipment and facilities of the Midwestern Division's stores are generally in excellent condition. Its Food 4 Less warehouse format stores range in size from approximately 8,800 square feet to 60,200 square feet and average approximately 37,300 square feet. The Company's computer-based merchandising systems permit quick and accurate accounting for customer purchases, reduce the labor costs otherwise attributable to product pricing and customer check-out, and provide the Company's management with substantial information which facilitates, among other things, purchasing and receiving, inventory management, and management of accounts payable.

     Purchasing and Distribution

         The Midwestern Division's primary supplier is Associated Wholesale Grocers ("AWG"), a member-owned wholesale grocery cooperative based in Kansas City. The Midwestern Division purchases approximately 70% of the merchandise sold in its stores from AWG. Management believes that, as AWG's largest single customer, the Midwestern Division has significant buying power, allowing it to provide a broader product line more economically than it could if it maintained its own full-line warehouse. No vendor other than AWG provides a material percentage of the goods or services purchased by the Midwestern Division.

         The Midwestern Division produces approximately 50% of all case-ready fresh meat items sold in its stores at its central meat plant located in Topeka, Kansas. Management believes that the Company's meat plant provides it with a competitive advantage in that it is able to ensure that its stores have a consistent supply of fresh, high quality meats.

         Both Food 4 Less and Falley's stores receive frequent direct deliveries from AWG, the Division's other vendors and its meat plant, which enable the Midwestern Division's stores to stock fresh foods without operating a central warehouse.

     Expansion and Development

         The Company intends to focus its Midwestern Division expansion primarily on its Food 4 Less operations. While the Company expects to construct new stores, it may also expand operations by purchasing existing Food 4 Less stores from unaffiliated licensees, or by acquiring existing supermarkets and converting them to the Food 4 Less warehouse format. During fiscal 1994, the Company acquired 10 Food Barn Stores now operated as Food 4 Less warehouse stores. During fiscal 1995, the Company plans to remodel or expand 3 Food 4 Less warehouse stores.

         The following table sets forth the development of the Company's Midwestern Division supermarkets since July 1989:

                                53 Weeks      52 Weeks     52 Weeks      52 Weeks      52 Weeks      31 Weeks
                                 Ended         Ended        Ended         Ended         Ended         Ended
                                June 30,      June 29,     June 27,      June 26,      June 25,     January 29,
                                  1990          1991         1992          1993          1994          1995
                                --------      --------     --------      --------      --------     ----------
Number of stores:
   Beginning                          23           27              28            28            28         38
   Built                               1            1               1             -             -          -
   Acquired                            3            -               -             -            10          -
   Sold/Closed                         -            -             (1)             -             -          -
                                --------     --------       --------       --------      --------    -------

   Ending                             27           28              28            28            38         38
                                 =======      =======         =======       =======      ========    =======

   Remodeled or expanded               2            5               -             -             3          -

Average square feet/store         35,600       36,000          36,300        36,300        35,700     36,200
Annual sales/selling square feet    $383         $372            $344          $342          $315       $295(a)

______________________

(a) Amount represents the Midwestern Division's sales for the 1995 transition period divided by total selling square feet prorated for the 1995 transition period.

COMPETITION

         The supermarket industry is highly competitive and characterized by narrow profit margins. The Company's competitors in each of its operating divisions include national and regional supermarket chains, independent and specialty grocers, drug and convenience stores, and the newer "alternative format" food stores, including warehouse club stores, deep discount drug stores and "super centers." Supermarket chains generally compete on the basis of location, quality of products, service, price, product variety and store condition. The Company regularly monitors its competitors' prices and adjusts its prices and marketing strategy as management deems appropriate.

         The Southern California Division competes with several large national and regional chains, principally Albertsons, Hughes, Lucky, Ralphs, Smith's, Stater Bros., and Vons, and with smaller independent supermarkets and grocery stores as well as warehouse clubs and other "alternative format" food stores. The Northern California Division competes with large national and regional chains, principally Lucky and Safeway, and with independent supermarket and grocery store operators and other retailers, including "alternative format" stores. The Midwestern Division's supermarkets compete with several national and regional supermarket chains, principally Albertson's and Dillons, as well as independent and "alternative format" stores such as Hypermarket USA. The Company positions its warehouse format supermarkets as the overall low-price leader in each marketing area in which they operate.

EMPLOYEES

         The Company believes that its relationship with its employees is excellent. At January 29, 1995, the Company had a total of 15,017 employees, as shown in the table below.

                                                            Southern     Northern
                                                           California   California    Midwestern       Total
                                                           ----------   ----------    ----------     ---------
         Administrative                                           583           58            53           694
         Warehouse, manufacturing and transportation            1,255            -            11         1,266
         Stores                                                10,392        1,180         1,485        13,057
                                                               ------        -----         -----        ------
              Total                                            12,230        1,238         1,549        15,017
                                                               ======        =====         =====        ======


         Of the Company's 15,017 total employees at January 29, 1995, there were 12,348 employees covered by union contracts, principally with the United Food and Commercial Workers Union (the "UFCW"). The table below sets forth information regarding the Company's union contracts which cover more than 100 employees.

                     UNION                       NUMBER OF EMPLOYEES COVERED            DATE(S) OF EXPIRATION
                     -----                       ---------------------------            ---------------------
UFCW                                             6,869 Southern California              October 3, 1996
                                                   Division clerks and
                                                   meatcutters
Hospital and Service Employees                   272 Southern California                January 19, 1997
                                                   Division store porters
International Brotherhood of Teamsters           874 Southern California                September 13, 1998
                                                   Division drivers
                                                   and warehousemen
UFCW                                             927 Northern California                March 7, 1998
                                                   Division clerks and
                                                   meatcutters
UFCW                                             3,115 Southern California              February 25, 1996
                                                   Division clerks and
                                                   meatcutters
Bakery and Confectionery Workers                 195 Southern California                July 7, 1997
                                                   Division bakers

LICENSING OPERATIONS

         The Company owns the "Food 4 Less" trademark and service mark and licenses the "Food 4 Less" name for use by others. In the 1995 transition period, earnings from licensing operations were approximately $77,000. An exclusive license with the right to sublicense the "Food 4 Less" name in all areas of the United States except Arkansas, Iowa, Illinois, Minnesota, Nebraska, North Dakota, South Dakota, Wisconsin, the upper peninsula of Michigan, certain portions of Kansas, Missouri, and Tennessee has been granted to Fleming Companies, Inc. ("Fleming"), a major food wholesaler and retailer. In August of 1993, the Company amended its licensing agreement with Fleming to give Fleming exclusive use of the Food 4 Less name in Northern California and the Company exclusive use in Southern California (the "Amendment"). Fleming paid the Company a fee of $1.9 million for the Amendment. With the exception of Northern California, and subject to the Amendment and certain proximity restrictions, the Company retains the right to open and operate its own "Food 4 Less" warehouse supermarkets throughout the United States. As of January 29, 1995, there were 176 Food 4 Less warehouse supermarkets in 20 states, including the 83 stores owned or leased and operated by the Company. Of the remaining 93 stores, Fleming operates 10 under license, 22 are operated under sublicenses from Fleming and 61 are operated by other licensees.

ITEM 2.  PROPERTIES

         At January 29, 1995 the Company operated 267 supermarkets, as set forth in the table below:

                                                          Number of
                                                        Supermarkets                                Average
                                                        ------------                Total         Square Feet/
         Division                                    Owned         Leased         Square Feet       Facility
         --------                                    -----         ------         -----------     ------------
         Southern California                          6(a)           198          6,563,000          32,200
         Northern California                           -              25            610,000          24,400
         Midwestern                                   2(b)            36          1,375,000          36,200

         ----------------------

         (a) Includes one store located on real property subject to a ground lease.
         (b) Includes one store that is partially owned and partially leased.

         Most of the Southern California Division's store locations are held pursuant to long-term leases, many of which, in the opinion of management, have below-market rental rates or other favorable lease terms. The average remaining term (including all renewal options) of the Company's supermarket leases is approximately 27 years.

         In addition to its supermarkets, the Company operates two warehouse facilities. The largest of such facilities is the Company's central office, manufacturing and warehouse complex in La Habra, California, which occupies 1,378,083 total square feet over 75 acres. The Company has entered into a ten-year lease of the La Habra property (which may be extended for up to 25 years at the election of the Company) with American Food and Drug, Inc. ("AFDI"), a subsidiary of American Stores Company, and has an option to purchase such property during the term of the lease, which was entered into at the closing of the Alpha Beta Acquisition. Four of the Company's supermarkets are also leased from AFDI under leases also entered into at the closing of the Alpha Beta Acquisition.

         In addition to the La Habra facility, the Company leases a 321,000 square foot warehouse in Los Angeles. This warehouse, which was formerly owned by the Company, was the subject of a sale leaseback arrangement entered into by the Company in August 1990. The Company uses this warehouse for distribution of certain products, including produce. The Company has subleased a 127,000 square foot warehouse which was previously used by the Company prior to the Alpha Beta Acquisition.

ITEM 3.  LEGAL PROCEEDINGS

         In December 1992, three California state antitrust class action suits were commenced in Los Angeles Superior Court against the Company and other major supermarket chains located in Southern California, alleging that they conspired to refrain from competing in the retail market for fluid milk and to fix the retail price of fluid milk above competitive prices. Specifically, class actions were commenced by Diane Barela and Neila Ross, Ron Moliare and Paul C. Pfeifle on December 7, December 14 and December 23, 1992, respectively. To date, the Court has yet to certify any of these classes, while a demurrer to the complaints was denied. The Company is continuing to actively defend itself in these class action suits.

         In addition, the Company or its subsidiaries are defendants in a number of other cases currently in litigation or are the subject of potential claims encountered in the normal course of business which are being vigorously defended. In the opinion of management, the resolutions of these matters will not have a material effect on the Company's financial position or results of operations.

ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable.

                                    PART II

ITEM 5.  MARKET FOR REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER
         MATTERS.

         There is no public trading market for the Company's common stock, $.01 par value per share (the "Common Stock"). As of May 23, 1995, there was one holder of record of the Common Stock.

         The Company has never paid and does not expect in the foreseeable future to pay any dividends on its Common Stock. The indentures governing the Company's Senior Subordinated Notes due 2001 (the "Subordinated Notes") and its Senior Notes due 2000 (the "Senior Notes") contain certain restrictions on the payment of cash dividends with respect to the Company's Common Stock, and the Company's bank credit facility prohibits all such payments.

ITEM 6.  SELECTED CONSOLIDATED HISTORICAL FINANCIAL DATA

THE COMPANY

         The following table sets forth certain selected consolidated historical financial data of the Company. The operating results of the Company for the 52 weeks ended June 29, 1991 include the results of Alpha Beta from June 17, 1991, the date of its acquisition by the Company. The operating and balance sheet data of the Company set forth in the table below as of and for the 31 weeks ended January 29, 1995, the 32 weeks ended February 5, 1994, the 52 weeks ended June 25, 1994, June 26, 1993, June 27, 1992, and June 29, 1991,
and the 53 weeks ended June 30, 1990 have been derived from the financial statements of the Company and, with the exception of the financial data relating to the 1994 transition period (unaudited), have been audited by Arthur Andersen LLP, independent public accountants. The following information should be read in conjunction with the historical financial statements of the Company and related notes and "Item 7 -- Management's Discussion and Analysis of Results of Operations and Financial Condition" included elsewhere herein.

                             53 Weeks    52 Weeks       52 Weeks       52 Weeks    52 Weeks      32 Weeks       31 Weeks
                              Ended       Ended          Ended          Ended       Ended          Ended         Ended
                             June 30,    June 29,       June 27,       June 26,    June 25,      February 5,   January 29,
                              1990        1991(a)         1992           1993       1994(b)        1994(c)      1995(c)
                            --------     --------       --------       --------    ---------      ---------    ----------
                                                                                                 (unaudited)
                                                (dollars in thousands, except store data)
Operating Data:
Sales                      $1,318,171   $1,606,559     $2,913,493     $2,742,027   $2,585,160     $1,616,720     $1,556,522
Cost of sales (d)           1,113,413    1,340,841      2,392,655      2,257,835    2,115,842      1,317,216      1,294,147
                            ---------    ---------      ---------      ---------    ---------      ---------      ---------
Gross profit (d)              204,758      265,718        520,838        484,192      469,318        299,504        262,375
Selling, general,
  administrative
   and other, net             157,761      213,083        469,751        434,908      388,836        252,313        222,359
Amortization of excess
   costs over net assets
   acquired                     5,336        5,315          7,795          7,571        7,691          4,723          4,615
Restructuring charge (e)            -            -              -              -            -              -          5,134
                            ---------    ---------      ---------      ---------    ---------      ---------      ---------
Operating income (d)           41,661       47,320         43,292         41,713       72,791         42,468         30,267
Interest expense               50,789       50,084         70,211         69,732       68,250         42,168         42,222
Loss (gain) on disposal
  of assets                       (22)         623         (1,364)        (2,083)          37             60           (455)
Provision for earthquake
  losses                            -            -              -              -        4,504(f)           -              -
Provision for income
  taxes                           986        2,505          3,441          1,427        2,700          1,000              -
                            ---------    ---------      ---------      ---------    ---------      ---------      ---------
Loss before
   extraordinary charges      (10,092)      (5,892)       (28,996)       (27,363)      (2,700)          (760)       (11,500)
Extraordinary charges               -        3,757(g)       4,818(h)           -            -              -              -
                            ---------    ---------      ---------      ---------    ---------      ---------      ---------
Net loss(i)                 $ (10,092)   $  (9,649)     $ (33,814)     $ (27,363)   $  (2,700)     $    (760)     $ (11,500)
                            =========    =========      =========      =========    =========      =========      =========


Non-Cash Charges:
Depreciation and
  amortization
   of property and
    equipment               $  17,373    $  20,399      $  37,898      $  37,426    $  41,380      $  25,000      $  25,966
Amortization of goodwill
  and other assets              8,423       11,453         16,979         20,214       15,703          9,755         10,657
Amortization of deferred
    financing costs             4,085        5,177          6,304          4,901        5,472          3,368          3,413

Store Data:
Stores at end of period           115          259            249            248          258            249            267
Annual sales per
   selling square foot      $     552    $     584      $     538     $      533    $     487      $     502(j)   $     452(j)

Balance Sheet Data
   (end of period)(k):
Working capital (deficit)   $ (40,527)   $  13,741      $ (66,254)    $  (19,222)   $ (54,882)     $ (13,821)     $ (74,776)
Total assets                   574,741     979,958        998,451        957,840      980,080        957,405      1,000,695
Total long-term debt           350,456     540,759        509,829        522,440      495,942        507,100        506,576
Redeemable stock                 5,101           -              -              -            -              -              -
Stockholder's equity            20,643      84,557         50,771         72,863       69,021         71,427         57,803

                                               (See footnotes on following page)

(a) Operating data for the 52 weeks ended June 29, 1991 include the results of Alpha Beta from June 17, 1991, the date of its acquisition only. Alpha Beta's sales for the two weeks ended June 29, 1991 were $59.2 million.

(b) Operating data for the 52 weeks ended June 25, 1994 include the results of the Food Barn Stores, which were not material, from March 29, 1994, the date of the acquisition of 10 Food Barn Stores.

(c) The Company changed its fiscal year end from the 52 or 53-week period which ends on the last Saturday in June to the 52 or 53-week period which ends on the Sunday closest to January 31, resulting in a 31-week transition period. Unaudited financial data is presented for the 32 weeks ended February 5, 1994 for comparative purposes only.

(d) Cost of sales has been principally determined using the last-in, first-out ("LIFO") method. If cost of goods sold had been determined using the first-in, first-out ("FIFO") method, gross profit and operating income would have been greater by $1,999,000, $2,118,000, $3,554,000, $4,441,000, $699,000, $2,565,000 (unaudited), and
         $2,729,000 for the 53 weeks ended June 30, 1990, the 52 weeks ended June 29, 1991, June 27, 1992, June 26, 1993, and June 25, 1994, the 32
         weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, respectively.

(e) The Company has converted 11 of its conventional supermarkets to warehouse stores. During the 31 weeks ended January 29, 1995, the Company recorded a non-cash restructuring charge for the write-off of property and equipment at the 11 stores of $5.1 million.

(f) On January 17, 1994, Southern California was struck by a major earthquake which resulted in the temporary closing of 31 of the Company's stores. The closures were caused primarily by loss of electricity, water, inventory, or damage to the affected stores. All but one of the closed stores reopened within a week of the earthquake. The final closed store reopened on March 24, 1994. The Company is insured, subject to deductibles, against earthquake losses (including business interruption). The pre-tax charge to earnings, net of insurance recoveries, was approximately $4.5 million.

(g) Represents an extraordinary charge of $3.8 million (net of related income tax benefit of $2.5 million) relating to the refinancing of the Company's former bank credit facility (the "Old Credit Agreement") and the Company's Senior Subordinated Increasing Rate Notes due 1996 (the "IRNs") in connection with the Alpha Beta Acquisition and the write-off of related debt issuance costs.

(h) Represents an extraordinary net charge of $4.8 million reflecting the write-off of $6.7 million (net of related income tax benefit of $2.5 million) of deferred financing costs as a result of the early redemption of a portion of the Company's Bank Term Loan, partially offset by a $1.9 million extraordinary gain (net of a related income tax expense of $0.7 million) on the replacement of partially depreciated assets following the civil unrest in Los Angeles.

(i) Net loss includes a pre-tax provision for self insurance, which is classified in cost of sales, selling, general and administrative expenses, and interest expense, of $11.2 million, $15.1 million, $51.1 million, $43.9 million, $25.7 million, $24.8 million (unaudited), and $9.8 million for the 53 weeks ended June 30, 1990, the 52 weeks ended June 29, 1991, June 27, 1992, June 26, 1993, and June 25, 1994, the 32
         weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, respectively. Included in the 52 weeks ended June 25, 1994, the 32 weeks ended February 5, 1994, and the 31 weeks ended January 29, 1995 are reduced employer contributions of $8.1 million, $3.7 million (unaudited), and $14.3 million, respectively, related to union health and welfare benefit plans.

(j) Amount represents the Company's sales for the 1994 and 1995 transition periods divided by total selling square feet prorated for the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, respectively.

(k) Balance sheet data as of June 30, 1990 relate to the Company and include the effect of the BHC Acquisition and the related transactions, as well as the acquisitions of Bell and ABC. Balance sheet data as of June 29, 1991 relate to the Company and reflect the Alpha Beta Acquisition and the financings and refinancings associated therewith. Balance sheet data as of June 27, 1992 and June 26, 1993 relate to the Company. Balance sheet data as of February 5, 1994 is unaudited and relates to the Company. Balance sheet data as of June 25, 1994 relate to the Company and reflect the acquisition of 10 Food Barn Stores. Balance sheet data as of January 29, 1995 relate to the Company.

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS AND FINANCIAL CONDITION

         In anticipation of the Merger and in order to align the Company's fiscal year end with the fiscal year end of RSI, the Company, together with its subsidiaries, changed its fiscal year end from the 52 or 53-week period which ends on the last Saturday in June to the 52 or 53-week period which ends on the Sunday closest to January 31, resulting in a 31-week transition period ended January 29, 1995. References to fiscal year 1992, fiscal year 1993, the 1994 transition period, fiscal year 1994, the 1995 transition period and fiscal year 1995 are to the 52-week period ended June 27, 1992, the 52-week period ended June 26, 1993, the 32-week period ended February 5, 1994, the 52-week period ended June 25, 1994, the 31-week period ended January 29, 1995, and the 52-week period ending January 28, 1996, respectively. As a result of the change in fiscal years, unaudited financial statement data is presented for the 32 weeks ended February 5, 1994 for comparative purposes. The operating results for the 1995 transition period are not directly comparable to those of the 1994 transition period or to those of fiscal 1992, fiscal 1993, or fiscal 1994, as these periods included 32 weeks and 52 weeks of operations, respectively.

RESULTS OF OPERATIONS OF THE COMPANY

         The following table sets forth the historical operating results of the Company for the 52-weeks ended June 27, 1992, June 26, 1993, and June 25, 1994, the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995:

                                    52 Weeks Ended   52 Weeks Ended    52 Weeks Ended    32 Weeks Ended    31 Weeks Ended
                                    June 27, 1992    June 26, 1993     June 25, 1994    February 5, 1994  January 29, 1995
                                    -------------     -------------     -------------   ----------------  ----------------
                                                                                           (Unaudited)
                                                                    (dollars in millions)
Sales                              $2,913.5  100.0%  $2,742.0  100.0%  $2,585.2  100.0%  $1,616.7  100.0%  $1,556.5  100.0%
Gross profit                          520.8   17.9      484.2   17.7      469.3   18.1      299.5   18.5      262.4   16.9
Selling, general, administrative
   and other, net                     469.7   16.1      434.9   15.9      388.8   15.0      252.3   15.6      222.4   14.3
Amortization of excess costs
   over net assets acquired             7.8    0.3        7.6    0.3        7.7    0.3        4.7    0.3        4.6    0.3
Restructuring charge                    0.0    0.0        0.0    0.0        0.0    0.0        0.0    0.0        5.1    0.3
Operating income                       43.3    1.5       41.7    1.5       72.8    2.8       42.5    2.6       30.3    1.9
Interest expense                       70.2    2.4       69.8    2.5       68.3    2.6       42.2    2.6       42.2    2.7
Loss (gain) on disposal of assets      (1.3)   0.0       (2.1)   0.1        0.0    0.0        0.1    0.0       (0.5)   0.0
Provision for earthquake losses         0.0    0.0        0.0    0.0        4.5    0.2        0.0    0.0        0.0    0.0
Provision for income taxes              3.4    0.1        1.4    0.1        2.7    0.1        1.0    0.1        0.0    0.0
Loss before extraordinary charges      29.0   -1.0       27.4   -1.0        2.7   -0.1        0.8    0.0       11.5   -0.7
Extraordinary charges                   4.8    0.2        0.0    0.0        0.0    0.0        0.0    0.0        0.0    0.0
Net loss                               33.8   -1.2       27.4   -1.0        2.7   -0.1        0.8    0.0       11.5   -0.7


COMPARISON OF THE COMPANY'S RESULTS OF OPERATIONS FOR THE 31 WEEKS ENDED JANUARY 29, 1995 WITH THE COMPANY'S RESULTS OF OPERATIONS FOR THE 32 WEEKS ENDED FEBRUARY 5, 1994.

         Sales. Sales per week decreased $0.3 million, or 0.6%, from $50.5 million per week in the 32 weeks ended February 5, 1994 to $50.2 million per week in the 31 weeks ended January 29, 1995. The decrease in sales resulted primarily from a 4.6% decline in comparable store sales. Management believes that the decline in comparable store sales is attributable to the weak economy in Southern California and, to a lesser extent, in the Company's other operating areas, and competitive store openings and remodels in Southern California. The decrease in sales was partially offset by sales from new and acquired stores opened since February 5, 1994.

         Gross Profit. Gross profit decreased as a percent of sales from 18.5% in the 32 weeks ended February 5, 1994 to 16.9% in the 31 weeks ended January 29, 1995. The decrease in gross profit margin was primarily attributable to pricing and promotional activities related to the Company's "Total Value Pricing" program and an increase in the number of warehouse stores (which have lower gross margins resulting from prices that are generally

5-12% below the prices in the Company's conventional stores) from 48 at February 5, 1994 to 89 at January 29, 1995. The decrease in the gross profit margin was partially offset by improvements in product procurement.

         Selling, General, Administrative and Other, Net. Selling, general, administrative and other expenses ("SG&A") were $252.3 million and $222.4 million for the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, respectively. SG&A decreased as a percent of sales from 15.6% to 14.3% for the same periods. The Company experienced a reduction of workers' compensation and general liability self-insurance costs of $14.8 million during the 1995 transition period, due to continued improvement in the cost and frequency of claims. The improved experience was due primarily to cost control programs implemented by the Company, including awards for stores with the best loss experience, specific achievable goals for each store, and increased monitoring of third-party administrators. In addition, the Company maintained tight control of administrative expenses and store level expenses, including payroll (due primarily to increased productivity), advertising and other controllable store expenses. Because the Company's warehouse stores have lower SG&A than conventional stores, the increase in the number of warehouse stores from 48 at February 5, 1994 to 89 at January 29, 1995 also contributed to decreased SG&A.

         The Company participates in multi-employer health and welfare plans for its store employees who are members of the United Food and Commercial Workers Union ("UFCW"). As part of the renewal of the Southern California UFCW contract in October 1993, employers contributing to UFCW health and welfare plans will receive a pro rata share of the excess reserves in the plans through a reduction of current employer contributions. The Company's share of the excess reserves was $24.2 million, of which the Company recognized $3.7 million (unaudited) and $14.3 million in the 1994 transition period and in the 1995 transition period, respectively, and the remainder of which will be recognized as the credits are taken during fiscal year 1995.

         On August 28, 1994, the Teamsters and the Company ratified a new contract which, among other things, provided for the vesting of sick pay benefits resulting in a one-time charge of $2.1 million which was recorded in the 1995 transition period.

         Restructuring Charge. The Company has converted 11 of its conventional supermarkets to warehouse stores. During the 31 weeks ended January 29, 1995, the Company recorded a non-cash restructuring charge for the write-off of property and equipment at the 11 stores of $5.1 million.

         Interest Expense. Interest expense (including amortization of deferred financing costs) was $42.2 million in both the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995. Interest expense per week for the 31 weeks ended January 29, 1995 increased by 3.3% from the interest expense per week in the 32 weeks ended February 5, 1994. The increase in interest expense was primarily due to higher interest rates on the Term Loan and Revolving Credit Facility and increased borrowings on the Company's $70 million Revolving Credit Facility during the 1995 transition period, partially offset by the reduction in indebtedness under the Term Loan as a result of amortization payments.

         Net Loss. Primarily as a result of the factors discussed above, the Company's net loss increased from $760,000 in the 32 weeks ended February 5, 1994 to $11.5 million in the 31 weeks ended January 29, 1995.


COMPARISON OF THE COMPANY'S RESULTS OF OPERATIONS FOR THE 52 WEEKS ENDED JUNE 25, 1994 WITH THE COMPANY'S RESULTS OF OPERATIONS FOR THE 52 WEEKS ENDED JUNE 26, 1993.

         Sales. Sales decreased $156.8 million or 5.7% from $2,742.0 million in the 52 weeks ended June 26, 1993 to $2,585.2 million in the 52 weeks ended June 25, 1994. The decrease in sales resulted primarily from a 6.9% decline in comparable store sales. The decline in comparable store sales primarily reflects (i) the weak economy in Southern California, (ii) lower levels of price inflation in certain key food product categories, and (iii) competitive factors, including new stores, remodeling and recent pricing and promotional activity. This decrease in sales was partially offset by sales from new and remodeled stores opened or acquired during fiscal 1994.

         Gross Profit. Gross profit increased as a percent of sales from 17.7% in the 52 weeks ended June 26, 1993 to 18.1% in the 52 weeks ended June 25, 1994. The increase in gross profit margin was attributable to improvements in product procurement and an increase in vendors' participation in the Company's promotional costs. These improvements were partially offset by an increase in the number of warehouse format stores (which have lower gross margins resulting from prices that are generally 5-12% below the prices in the Company's conventional stores) from 45 at June 26, 1993 to 66 at June 25, 1994, and the effect of the fixed cost component of gross profit as compared to a lower sales base.

         Selling, General, Administrative and Other, Net. Selling, general, administrative and other expenses, ("SG&A") were $434.9 million and $388.8 million for the 52 weeks ended June 26, 1993 and June 25, 1994, respectively. SG&A decreased as a percent of sales from 15.9% to 15.0% for the same periods. The Company experienced a reduction of workers' compensation and general liability self-insurance costs of $18.2 million due to continued improvement in the cost and frequency of claims. The improved experience was due primarily to cost control programs implemented by the Company, including awards for stores with the best loss experience, specific achievable goals for each store, and increased monitoring of third-party administrators, and, to a lesser extent, a lower sales base which reduced the Company's exposure. In addition, the Company maintained tight control of administrative expenses and store level expenses, including payroll (due primarily to increased productivity), advertising, and other controllable store expenses. Because the Company's warehouse stores have lower SG&A than conventional stores, the increase in the number of warehouse stores, from 45 at June 26, 1993 to 66 at June 25, 1994, also contributed to decreased SG&A.

         The Company participates in multi-employer health and welfare plans for its store employees who are members of the United Food and Commercial Workers Union ("UFCW"). As part of the renewal of the Southern California UFCW contract in October 1993, employers contributing to UFCW health and welfare plans are to receive a pro rata share of the excess reserves in the plans through a reduction of current employer contributions. The Company's share of the excess reserves was $24.2 million, of which the Company recognized $8.1 million in fiscal 1994 and the remainder of which will be recognized as the credits are taken in the future. Offsetting the reduction in employer contributions was a $5.5 million contract ratification bonus and contractual wage increases.

         The reduction in SG&A as a percentage of sales was partially offset by the effect of the fixed cost component of SG&A as compared to a lower sales base.

         Interest Expense. Interest expense (including amortization of deferred financing costs) decreased $1.5 million from $69.8 million to $68.3 million for the 52 weeks ended June 26, 1993 and June 25, 1994, respectively. The decrease in interest expense is due primarily to reduced borrowings under the Revolving Credit Facility and the Bank Term Loan.

         Provision for Earthquake Losses. On January 17, 1994, Southern California was struck by a major earthquake which resulted in the temporary closure of 31 of the Company's stores. The closures were caused primarily by loss of electricity, water, inventory, or structural damage. All but one of the closed stores reopened within a week of the earthquake. The final closed store reopened on March 24, 1994. The Company is insured against earthquake losses (including business interruption), subject to certain deductibles. The pre-tax financial impact, net of expected insurance recovery, was approximately $4.5 million.

         Net Loss. Primarily as a result of the factors discussed above, the Company's net loss decreased from $27.4 million in fiscal 1993 to $2.7 million in fiscal 1994.


COMPARISON OF THE COMPANY'S RESULTS OF OPERATIONS FOR THE 52 WEEKS ENDED JUNE 26, 1993 WITH THE COMPANY'S RESULTS OF OPERATIONS FOR THE 52 WEEKS ENDED JUNE 27, 1992.

         Sales. Sales decreased $171.5 million or 5.9% from $2,913.5 million in the 52 weeks ended June 27, 1992 to $2,742.0 million in the 52 weeks ended June 26, 1993, primarily as a result of a 5.1% decline in comparable store sales and a net reduction in the Company's total store count of one store at June 26, 1993 compared to

June 27, 1992. Management believes that the decline in comparable store sales is attributable to (i) the weak economy in Southern California, and, to a lesser extent, in the Company's other operating areas, (ii) lower levels of price inflation in certain key food categories, and (iii) increased competitive store openings in Southern California.

         Gross Profit. Gross profit decreased as a percent of sales from 17.9% in the 52 weeks ended June 27, 1992 to 17.7% in the 52 weeks ended June 26, 1993 primarily as a result of an increase in the number of Food 4 Less warehouse stores (which have lower gross margins resulting from prices that are generally 5-12% below the prices in the Company's conventional stores), from 34 stores in fiscal 1992 to 45 stores in fiscal 1993, and as a result of the fixed cost component of gross profit as compared to a lower sales base, partially offset by increases in relative margins allowed by competitive conditions, improvements in the procurement function, and cost savings and operating efficiencies associated with the Company's warehousing and manufacturing facilities.

         Selling, General, Administrative and Other, Net. Selling, general, administrative and other expenses ("SG&A") were $469.7 million and $434.9 million for the 52 weeks ended June 27, 1992 and June 26, 1993, respectively. SG&A decreased as a percent of sales from 16.1% to 15.9% for the same periods as a result of tight control of direct store expenses, primarily payroll costs, the impact in fiscal 1992 of the $12.8 million non-cash self-insurance reserve adjustment partially offset by market-wide contractual increases in union wages, increases in workers' compensation costs in fiscal 1993 primarily associated with the new law which took effect in 1990, and the fixed cost component of SG&A being compared to a lower sales base.

         Interest Expense. Interest expense (including amortization of deferred financing costs) decreased $0.4 million from $70.2 million to $69.8 million for the 52 weeks ended June 27, 1992 and June 26, 1993, respectively. The decrease in interest expense is due to the reduction of indebtedness as a result of amortization payments combined with decreasing interest rates on the Term Loan, partially offset by higher interest expense incurred in connection with the 10.45% Senior Notes due 2000, which replaced lower cost debt under the Credit Agreement.

         Loss Before Extraordinary Charge. Primarily as a result of the factors discussed above, the Company's loss before extraordinary charge decreased from $29.0 million in fiscal 1992 to $27.4 million in fiscal 1993.

         Extraordinary Charges. The Company recorded a net extraordinary charge of $4.8 million in fiscal 1992, reflecting the write-off of certain deferred financing costs which were partially offset by a gain on the replacement of partially depreciated assets following the civil unrest in Los Angeles.


LIQUIDITY AND CAPITAL RESOURCES

         Cash flow from operations and amounts available under the Revolving Credit Facility and leases are the Company's principal sources of liquidity. The Company believes that these sources will be adequate to meet its anticipated capital expenditures, working capital and debt service requirements during fiscal 1995. However, there can be no assurance that the Company will continue to generate cash flow from operations at current levels or that it will be able to make future borrowings under the Revolving Credit Facility.

         The Merger, which is subject to, among other things, the completion of the financing for the transaction and the receipt of other necessary consents, will require the issuance of significant additional equity by New Holdings, the issuance of new debt securities by the Company and New Holdings, and the incurrence of additional bank financing by Ralphs. The equity issuance would be made to a group of investors led by Apollo Advisors, L.P., which has committed to purchase up to $140 million in New Holdings stock. The issuance of new debt securities is expected to consist of up to $295 million principal amount Senior Notes due 2004 and up to $200 million principal amount of Senior Subordinated Notes due 2005 to be issued by the Company and $100 million initial accreted value of 13-5/8% Senior Discount Debentures due 2005 and $131.5 million principal amount of 13-5/8% Senior Subordinated Pay-in-Kind Debentures due 2007 to be issued by New Holdings. The bank financing would be made pursuant to a commitment by Bankers Trust Company to provide up to $1,075 million in such financing. In connection with the receipt of new financing, the Company and Holdings will be required to complete certain exchange offers, consent solicitations, offers to repurchase and other transactions with the holders of the currently outstanding debt securities.
The transaction will also require the assumption of approximately $106 million (projected as of May 30, 1995) of other existing indebtedness of RGC. The proceeds of the foregoing financings will be used to acquire the outstanding stock of RSI, to repay certain existing indebtedness, and to pay fees and expenses in connection with the Merger and related transactions. The RSI purchase price is approximately $1.5 billion, including the assumption or repayment of debt. The consideration payable to the stockholders of RSI consists of $375 million in cash, $131.5 million principal amount of 13-5/8% Senior Subordinated Pay-in-Kind Debentures due 2007 and $18.5 million initial accreted value of 13-5/8% Senior Discount Debentures due 2005 to be issued by New Holdings. In addition, the Company will enter into an agreement with a stockholder of RSI pursuant to which such stockholder will act as a consultant to Ralphs with respect to certain real estate and general commercial matters for a period of five years from the closing of the Merger in exchange for the payment of a consulting fee. (See "Note 14 -- Ralphs Merger")

         During the 31-week period ended January 29, 1995, the Company generated approximately $17.6 million of cash from its operating activities compared to $30.2 million generated by operating activities for the 32 weeks ended February 5, 1994. The decrease in cash from operating activities is due primarily to changes in operating assets and liabilities and a decrease in operating income. The Company's principal use of cash in its operating activities is inventory purchases. The Company's high inventory turnover allows it to finance a substantial portion of its inventory through trade payables, thereby reducing its short- term borrowing needs. At January 29, 1995, this resulted in a working capital deficit of $74.8 million.

         Cash used for investing activities was $42.6 million for the 31 weeks ended January 29, 1995. Investing activities consisted primarily of capital expenditures of $49.0 million, partially offset by $6.5 million of sale/leaseback transactions. The capital expenditures, net of the proceeds from sale/leaseback transactions, were financed from cash provided by a combination of financing and operating activities.

         The capital expenditures discussed above were made to build 22 new stores (15 of which have been completed), remodel 1 store and convert 11 stores (all of which have been completed). The Credit Agreement has been amended to, among other things, allow for the acceleration of the capital expenditures and other costs associated with the conversion of stores to the warehouse format. In May 1995, the Credit Agreement was further amended in order to, among other things, accommodate the Company's new fiscal year end for financial reporting purposes and to make adjustments to the financial covenants of the Company.
The Company currently anticipates that its aggregate capital expenditures for fiscal 1995 will be approximately $48.1 million. Consistent with its past practices, the Company intends to finance these capital expenditures primarily with cash provided by operations and through leasing transactions. At January 29, 1995, the Company had approximately $4.0 million of unused equipment leasing facilities. No assurance can be given that sources of financing for capital expenditures will be available or sufficient. However, the capital expenditure program has substantial flexibility and is subject to revision based on various factors, including business conditions, changing time constraints and cash flow requirements. Management believes that if the Company were to substantially reduce or postpone these programs, there would be no substantial impact on short-term operating profitability. However, management also believes that the construction of warehouse format stores is an important component of its operating strategy. In the long term, if these programs were substantially reduced, management believes its operating businesses, and ultimately its cash flow, would be adversely affected. The capital expenditures discussed above do not include potential acquisitions, including the Merger or related store conversion costs, which the Company could make to expand within its existing markets or to enter other markets. The Company has grown through acquisitions in the past and from time to time engages in discussions with potential sellers of individual stores, groups of stores or other retail supermarket chains.

         Cash provided by financing activities was $11.6 million for the 31 weeks ended January 29, 1995, which was primarily the $27.3 million of borrowings outstanding on the $70 million Revolving Credit Facility at January 29, 1995, partially offset by a $11.3 million repayment of the Term Loan. At January 29, 1995, $48.6 million of standby letters of credit had been issued under the $55 million Letter of Credit Facility.

         The Company is highly leveraged. At January 29, 1995, the Company's total long-term indebtedness (including current maturities) and stockholder's equity were $533.8 million and $57.8 million, respectively.

EFFECTS OF INFLATION AND COMPETITION

         The Company's primary costs, inventory and labor, are affected by a number of factors that are beyond its control, including availability and price of merchandise, the competitive climate and general and regional economic conditions. As is typical of the supermarket industry, the Company has generally been able to maintain margins by adjusting its retail prices, but competitive conditions may from time to time render it unable to do so while maintaining its market share.

         The supermarket industry is highly competitive and characterized by narrow profit margins. The Company's competitors in each of its operating divisions include national and regional supermarket chains, independent and specialty grocers, drug and convenience stores, and the newer "alternative format" food stores, including warehouse club stores, deep discount drug stores and "super centers." Supermarket chains generally compete on the basis of location, quality of products, service, price, product variety and store condition. The Company regularly monitors its competitors' prices and adjusts its prices and marketing strategy as management deems appropriate.

         The Southern California Division competes with several large national and regional chains, principally Albertsons, Hughes, Lucky, Ralphs, Smith's, Stater Bros., and Vons, and with smaller independent supermarkets and grocery stores as well as warehouse clubs and other "alternative format" food stores. The Northern California Division competes with large national and regional chains, principally Lucky and Safeway, and with independent supermarket and grocery store operators and other retailers, including "alternative format" stores. The Midwestern Division's supermarkets compete with several national and regional supermarket chains, principally Albertson's, Dillons and Hypermarket USA, as well as independent and "alternative format" stores. The Company positions its Food 4 Less warehouse format supermarkets as the overall low-price leader in each marketing area in which they operate.

SUBSIDIARY REGISTRANTS

         Separate financial statements of the Company's subsidiaries (collectively, the "Subsidiary Guarantors") are neither included herein nor otherwise filed on Form 10-K because such Subsidiary Guarantors are jointly and severally liable as guarantors of the Company's Senior Notes and Subordinated Notes, and the aggregate assets, earnings and equity of the Subsidiary Guarantors are substantially equivalent to the assets, earnings and equity of the Company on a consolidated basis.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

         See Index to Consolidated Financial Statements and Schedules on page 38.

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

         Not applicable.

                                    PART III

ITEM 10.  DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT

         The following table sets forth certain information regarding the executive officers and directors of the Company. Directors serve until the election and qualification of their successors.



           NAME                                   AGE                       POSITION
           ----                                   ---                       --------
    Ronald W. Burkle*   . . . . . . . . . . .      42           Director, Chairman of the Board and Chief Executive Officer

    George G. Golleher*   . . . . . . . . . .      47           Director, President and Chief Operating Officer

    Joe S. Burkle*  . . . . . . . . . . . . .      72           Director and Executive Vice President

    Greg Mays   . . . . . . . . . . . . . . .      48           Executive Vice President -Finance/Administration and Chief Financial
                                                                Officer

    Harley DeLano   . . . . . . . . . . . . .      57           President - Cala Foods

    Mark A. Resnik  . . . . . . . . . . . . .      47           Director, Vice President and Secretary


    -------------
    *  Member of Executive Committee of Board of Directors.

         Ronald W. Burkle has been a Director and the Chairman of the Board and Chief Executive Officer of the Company since its inception in 1989. Mr. Burkle co-founded Yucaipa in 1986 and has served as Director, Chairman of the Board, President and Chief Executive Officer of FFL since 1987 and of Holdings since 1992. From 1986 to 1988, Mr. Burkle was Chairman and Chief Executive Officer of Jurgensen's, a Southern California gourmet food retailer. Before joining Jurgensen's, Mr. Burkle was a private investor in Southern California. Mr. Burkle is the son of Joe S. Burkle.

         Joe S. Burkle has been a Director and Executive Vice President of the Company since its inception in 1989, and has been Chief Executive Officer of Falley's, Inc. since 1987. Mr. Burkle began his career in the supermarket industry in 1946, and served as President and Chief Executive Officer of Stater Bros. Markets, a Southern California supermarket chain. Prior to 1987, Mr. Burkle was a private investor in Southern California. Mr. Burkle is the father of Ronald W. Burkle.

         George G. Golleher has been a Director of the Company since its inception in 1989 and has been President and Chief Operating Officer of the Company since January 1990. From 1986 through 1989 Mr. Golleher served as Senior Vice President, Finance and Administration, of The Boys Markets, Inc. Prior to joining The Boys Markets, Inc. in 1984, Mr. Golleher served as Vice President and Chief Financial Officer of Mayfair Markets, Inc. from 1983 to 1984.

         Greg Mays has been Executive Vice President - Finance and Administration, and Chief Financial Officer of the Company and of Holdings since December 1992. From 1989 until 1991, Mr.Mays was Chief Financial Officer of Almac's, Inc. and, from 1991 to December 1992, President and Chief Financial Officer of Almac's. From April 1988 to June 1989, Mr. Mays was Chief Financial Officer of Food 4 Less of Modesto, Inc. and Cala Foods, Inc. ("Cala Foods").

         Mark A. Resnik has been a Director and the Vice President and Secretary of the Company since its inception in 1989, co-founded Yucaipa in 1986 and has been a Director, Vice President and Secretary of FFL since 1987. From 1986 until 1988, Mr. Resnik served as a Director, Vice President and Secretary for Jurgensen's. From 1983 through 1986, Mr. Resnik served as a Director, Vice President, Secretary and General Counsel of Stater Bros. Markets.

         Harley DeLano is President of Cala Foods, Inc. and has been since 1990. Mr. DeLano was General Manger of ABC from 1980 to 1990.

         The Company does not currently intend to pay any fees or remuneration to its directors for service on the board or any board committee, but will reimburse directors for their ordinary out-of-pocket expenses. Holdings and FFL are parties to an agreement with Mr. Golleher under which FFL will vote its shares to cause his election to the board of directors of Holdings for so long as he is the beneficial owner of stock in Holdings.

ITEM 11.  EXECUTIVE COMPENSATION

         The following Summary Compensation Table sets forth information concerning the compensation of the Chief Executive Officer and the other four most highly compensated executive officers of the Company (the "Named Executive Officers"), whose total salary and bonus for the 31 weeks ended January 29, 1995 exceeded $100,000 for services rendered in all capacities to the Company and its subsidiaries for the same time period.


                                                                Annual Compensation
                                                                -------------------
                                             Transition
                                           Period/Fiscal                                          All Other
Name and Principal Position                  Year Ended          Salary           Bonus        Compensation(4)
- ---------------------------                -------------         ------           -----        ---------------
Ronald W. Burkle(1)                        January 29, 1995(5)         -               -                 -
   Chairman and                            June 25, 1994               -               -                 -
   Chief Executive Officer                 June 26, 1993               -               -                 -
                                           June 27, 1992               -               -                 -

George G. Golleher                         January 29, 1995(5)  $298,100        $250,000            $3,329
   President                               June 25, 1994        $500,000        $500,000            $3,937
                                           June 26, 1993        $500,000        $500,000                 -
                                           June 27, 1992        $500,000        $235,000            $5,300

Greg Mays(2)                               January 29, 1995(5)  $154,300        $ 85,000            $2,687
   Executive Vice President -              June 25, 1994        $250,000        $150,000                 -
   Finance/Administration and              June 26, 1993        $108,000        $ 75,000                 -
   Chief Financial Officer                 June 27, 1992               -               -                 -

Harley DeLano                              January 29, 1995(5)  $120,300        $ 45,000            $3,329
   President - Cala Foods                  June 25, 1994        $197,000        $ 50,000            $3,408
                                           June 26, 1993        $185,000        $ 40,000                 -
                                           June 27, 1992        $182,000        $ 50,000            $1,522

Joe Burkle(3)                              January 29, 1995(5)  $124,000               -                 -
   Executive Vice President                June 25, 1994        $196,000        $ 50,000                 -
                                           June 26, 1993        $156,000               -                 -
                                           June 27, 1992        $156,000               -                 -

- ----------------------------------

(1) Ronald W. Burkle and Mark A. Resnik, Vice President and Secretary, provide services to the Company pursuant to a management agreement between Yucaipa and the Company. See "Certain Transactions." Pursuant to this management agreement, the Company paid Yucaipa and an affiliate of Yucaipa $1.2 million in the 1995 transition period for the services of Messrs. Ronald Burkle and Resnik and other Yucaipa personnel. Such payments to Yucaipa and its affiliate are not reflected in the table set forth above.

(2) During fiscal 1993, Greg Mays became Executive Vice President - Finance/Administration and Chief Financial Officer.

(3) Mr. Joe Burkle provides services to Supermarkets pursuant to a consulting agreement. See "Consulting and Employment Agreements."

(4) The amounts shown in this column represent annual payments by the Company to the Employee Profit Sharing and Retirement Program of the Company for the benefit of Mr. Golleher, Mr. Mays and Mr. DeLano.

(5) The Company changed its fiscal year end from the 52 or 53-week period which ends on the last Saturday in June to the 52 or 53-week period which ends on the Sunday closest to January 31, resulting in a 31-week transition period.

CONSULTING AND EMPLOYMENT AGREEMENTS

         The Company is currently a party to a five-year employment agreement with George G. Golleher providing for annual base compensation of $350,000, plus employee benefits and an incentive bonus calculated in accordance with a formula based on the Company's earnings. Under the employment agreement, Mr. Golleher may terminate his employment agreement in the event of a change of control of the Company, in which case he is entitled to receive all of the salary and benefits provided under the agreement for the remaining term thereof, notwithstanding the termination of his employment. In connection with the consummation of the RSI Merger, the Company's board of directors has authorized the payment of a special bonus to George Golleher in a lump sum amount equal to the base salary due him under the remaining term of his employment agreement. As a condition of the payment of such bonus, Mr. Golleher's existing employment agreement will be cancelled, and he will enter into a new agreement containing terms to be mutually agreed upon between Ralphs and Mr. Golleher. The new employment agreement is expected to provide for an annual salary of $500,000 plus a bonus equal to his salary in each year if certain earnings targets are reached. Certain existing contractual rights of Mr. Golleher, including the right to be elected to the Company's board of directors and the right to require the Company to repurchase certain of his shares of Holdings stock upon his death, disability or termination without cause, will continue in effect pursuant to the new employment agreement. In addition, in connection with the RSI Merger, Mr. Golleher will be granted an option to purchase 0.5% of the total equity of the successor to Holdings, with an exercise price equal to the fair market value as of the grant date.

         The Company's consulting agreement with Mr. Joe Burkle provides for compensation of $3,000 per week. Mr. Burkle provides the management and consulting services of an executive vice president under the consulting agreement. The agreement has a five-year term, which is automatically renewed on January 1 of each year for a five-year term unless sixty days' notice is given by either party; provided that if the Company terminates for reasons other than for good cause, the payments due under the agreement continue for the balance of the term.

         The Company has entered into employment agreements with Greg Mays and Harley DeLano, who are the Chief Financial Officer of the Company and the President of Cala Foods, Inc., respectively, as of July 1, 1994. These agreements provide for the employment of such officers for a one-year term commencing on the date of a change of control of the Company, at a base salary of not less than $250,000 and $200,000, respectively. Each agreement also provides for the payment of an incentive bonus calculated in accordance with Company policies, and a special bonus payable upon a change of control (provided certain financial performance targets have been met), in the amounts of $150,000 and $75,000, respectively. In addition, the Company has promised to George Golleher a similar special bonus in a lump sum amount equal to the base salary due to him under the remaining term of his employment agreement at the time of a change of control. As a condition of the payment of such bonus, Mr. Golleher's existing employment agreement would be cancelled, and he and the Company would enter into a new agreement containing the terms to be mutually agreed upon.

         Concurrently with the consummation of the RSI Merger, Ralphs will enter into new employment agreements with certain of the current executive officers of RSI and the Company, and the existing employment contracts described above (but not including Mr. Joe Burkle's consulting agreement) will be cancelled. The new employment agreements are expected to provide generally that Ralphs may terminate the agreement for cause or upon the failure of the employee to render services to Ralphs for a continuous period to be agreed upon by Ralphs and the employee because of the employee's disability. In addition, the employee's services may be suspended upon notice by Ralphs and in such event the employee will continue to be compensated by Ralphs during the remainder of the term of the agreement, subject to certain offsets if the employee becomes engaged in another business.

         The Company entered into employment agreements with 24 officers providing for their employment for a one-year term commencing on the date of a change of control of the Company. These agreements provide for the payment of an incentive bonus calculated in accordance with the Company's policies, and certain of the agreements provide for the payment of a special bonus payable upon a change of control (provided certain financial performance targets have been met). These agreements will become effective upon the consummation of the RSI Merger. Greg Mays, who will be an Executive Vice President of Ralphs, will be entitled to receive a base salary of not less than $250,000 and a special bonus of $150,000 (provided certain financial performance targets have been met). It is anticipated that some, but not all, of these employment agreements will be replaced by new employment agreements with Ralphs.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

         The Company does not have a board committee performing the functions of a compensation committee. Ronald W. Burkle, Chief Executive Officer of the Company, and George G. Golleher, President of the Company, made decisions with regard to the Company's executive officer compensation for the 1995 transition period.

MANAGEMENT EQUITY OWNERSHIP

         Certain employees or former employees of the Company (the "Management Stockholders") collectively own 51,388 shares, or 3.7%, of Holdings' Common Stock. Such shares have been issued from time to time pursuant to Holdings' Management Equity Program. Under the Management Equity Program, the Board of Directors of Holdings from time to time offers Common Stock for sale to selected employees at a price and for consideration (which may include a promissory note) determined at the discretion of the Board. Management Stockholders who have purchased shares are party to a Management Stockholders Agreement (the "Stockholders Agreement") with Holdings, a Stockholder Voting Agreement and Proxy, and such other documents as Holdings may require.

         The Stockholders Agreement prohibits the transfer of any of the Management Stockholder's Common Stock for a period of four years from the date of its original issuance (although such date may, in the case of certain Management Stockholders who were shareholders of BHC, relate back to the date that shares were issued to them by BHC) other than transfers to certain family members and heirs or pursuant to a registration statement. The Management Stockholder's shares may be purchased by Holdings if, (a) prior to the fourth anniversary of their issuance, the Management Stockholder's employment terminates for any reason, or (b) after such fourth anniversary, the Management Stockholder wishes to sell his/her Common Stock to a third party. The shares vest over a three or four-year period for purposes of the repurchase price determination, which results in a more favorable price for vested stock than for unvested stock, but the shares do not vest in any other sense.

         In the event of the death or permanent disability of the Management Stockholder, each Management Stockholder has an irrevocable option for six months to require Holdings to purchase all (or a portion) of his Common Stock in the manner and on the terms set forth in the Stockholders Agreements; provided, however, that the Management Stockholder may exercise such option in the event of death or disability only to the extent that Holdings or the Company has insurance, under which Holdings or the Company is the named beneficiary, with respect to such event. Additionally, if shareholders holding at least fifty percent (50%) of the issued and outstanding Common Stock of Holdings agree to sell to a third party more than eighty percent (80%) of the shares of common stock then held by them, then upon the demand of such selling shareholders, each Management Shareholder must sell to such third party the same percentage of his Common Stock as is proposed to be sold by the selling shareholders.

         Under the Stockholder Voting Agreement and Proxy, Ronald W. Burkle, George G. Golleher and Yucaipa Capital Advisors, Inc. have sole voting control over the shares of Common Stock of Holdings owned by the other Management Stockholders until December 31, 2002 (unless extended by such Management Stockholders). The Stockholders Agreement terminates on the tenth anniversary of the original share issuance.

         As of January 29, 1995, there was outstanding $702,000 principal amount of notes receivable from certain Management Stockholders, representing loans for the purchase of Holdings' Common Stock. The notes are due over various periods, bear interest at the bank "prime" lending rate, and are secured by such Common Stock.

ITEM 12.  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

         All of the capital stock of the Company is owned by Holdings. The following table sets forth certain information as to the number of shares of the Common Stock of Holdings beneficially owned as of May 23, 1995 by each shareholder known to the Company to own beneficially more than 5% of the 1,386,169 outstanding shares of Common Stock of Holdings by the Named Executive Officers, by each director of the Company and by all executive officers and directors as a group.


                                                                                          PERCENTAGE
                                                                   NUMBER                     OF
                                                                 OF SHARES                OUTSTANDING
BENEFICIAL OWNER (1)                                               OWNED                    SHARES
- --------------------                                             ---------                -----------
Food 4 Less, Inc.                                                1,334,781                   96.3%
  3120 South Kansas Ave.,
  Topeka, Kansas 66611 (2)(3)

Greg Mays (4)                                                          536                    0.0%

Harley DeLano (4)                                                      911                    0.1%
                                                                 ---------                   ----
All directors and executive officers
   as a group (5 persons) (2)(4)                                 1,336,228                   96.4%
                                                                 =========                   ====

- ----------------------

(1) Except as otherwise indicated, each beneficial owner has the sole power to vote, as applicable, and to dispose of all shares of Common Stock owned by such beneficial owner.

(2) FFL is 35.0% owned by F4L Equity Partners, L.P., a California limited partnership ("F4L Equity L.P.") in which FFL Partners, a California general partnership, has a 79.7% limited partnership interest. FFL and F4L Equity L.P. are parties to a Stockholders Agreement with the 1991 Equity Investors (the "1991 Stockholders Agreement") which gives F4L Equity L.P. the right to elect a majority of the directors of FFL. Ronald W. Burkle, Mark A. Resnik and Joe S. Burkle are general partners in FFL Partners, and Ronald W. Burkle is managing general partner. Ronald W. Burkle, Joe S. Burkle, George G. Golleher and Mark A. Resnik are directors of FFL. Ronald W. Burkle, George
    G. Golleher and Yucaipa Capital Advisors, Inc., a California corporation which is an affiliate of Yucaipa, are general partners of F4L Equity L.P. and may be deemed to be beneficial owners of the Holdings Common Stock owned by FFL. Ronald W. Burkle and Mark A. Resnik are directors of, and collectively own all of the outstanding capital stock of Yucaipa Capital Advisors, Inc.

(3) Pursuant to the 1991 Stockholders Agreement, certain corporate actions by FFL, including asset sales, require the consent of two of the three outside directors whom the 1991 Investors are entitled to elect to the FFL board of directors. Geosor Corporation, a New York corporation controlled by Mr. George Soros, and certain other of the 1991 Equity Investors associated with Mr. Soros (collectively, the "Soros Investors"), may be deemed to be beneficial owners of Holdings Common Stock to the extent that the Soros Investors share with F4L Equity L.P. investment power with respect to the shares of Holdings Common Stock owned by FFL.

(4) Management shareholders of Holdings have entered into a Stockholder Voting Agreement and Proxy pursuant to which Ronald W. Burkle, George G. Golleher and Yucaipa Capital Advisors, Inc. have sole voting control over the 51,388 shares of Common Stock currently owned by such management shareholders until December 31, 2002 (unless extended by such shareholders). Neither Messrs. Burkle and Golleher nor Yucaipa Capital Advisors, Inc. have the power to dispose of, or any other form of investment power with respect to, such shares.

ITEM 13.  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

         Effective June 17, 1991, the Company has entered into an Amended and Restated Consulting Agreement with Yucaipa for certain management and financial services to be provided to the Company and its subsidiaries. The services of Messrs. R. Burkle and Resnik, acting in their capacities as directors and officers, and the services of other Yucaipa personnel are provided to the Company pursuant to this agreement. See "Item 10 -- Directors and Executive Officers of the Registrant." Messrs. R. Burkle and Resnik are partners of Yucaipa. The Amended and Restated Consulting Agreement provides for annual management fees currently equal to $2 million plus an additional amount based on the Company's performance. Upon completion of the Merger, the consulting agreement will be amended to provide for an annual management fee payable by Ralphs to Yucaipa in the amount of $4 million, with no additional amounts payable based on performance. In addition, the Company may retain Yucaipa in an advisory capacity in connection with acquisition or financing transactions, in which case the Company will pay Yucaipa an advisory fee. The agreement has a five-year term, which is automatically renewed on January 1 of each year for a five-year term unless ninety days' notice is given by either party. The agreement may be terminated at any time by the Company, provided that Yucaipa will be entitled to full monthly payments under the agreement for the remaining term thereof, unless the Company terminates for cause pursuant to the terms of the agreement. Yucaipa may terminate the agreement if the Company fails to make a payment due thereunder, or if there occurs a change of control (as defined in the agreement) of the Company, and upon any such termination Yucaipa will be entitled to full monthly payments for the remaining term of the agreement. Pursuant to the agreement, the Company paid Yucaipa a total of $1.2 million in management fees for the 1995 transition period ended January 29, 1995.

         The Yucaipa consulting agreement will provide that, upon closing of the RSI Merger, Yucaipa will be entitled to receive an advisory fee from Ralphs in the amount of $19 million, payable in cash and notes, plus reimbursement of expenses in connection with the RSI Merger and the related transactions. Upon closing of the RSI Merger, Yucaipa anticipates that it in turn will pay a cash fee of approximately $3.5 million to Soros Fund Management in consideration for advisory services which Soros Fund Management has rendered since 1991. Ralphs has no responsibility for such payment by Yucaipa. Additionally, upon closing of the RSI Merger, Yucaipa will receive a warrant to purchase 8,000,000 shares of New Holdings common stock exercisable under certain conditions.

         In connection with the execution of the Merger Agreement, Yucaipa entered into the Put Agreement with the majority stockholder of RSI, pursuant to which such RSI stockholder will be entitled to put up to $10 million aggregate principal amount of 13-5/8% Senior Subordinated Pay-in-Kind Debentures due 2007 (the "Seller Debentures"), issued as part of the consideration for the RSI Merger, to Yucaipa on the closing date of the Merger. The Yucaipa consulting agreement will provide that Ralphs will reimburse Yucaipa for any loss and expenses incurred by Yucaipa upon the resale of such Seller Debentures to any unaffiliated third party.

         FFL files a consolidated federal income tax return, under which the federal income tax liability of FFL and its subsidiaries (which since June 23, 1989 include the Company) is determined on a consolidated basis. FFL has entered into a federal income tax sharing agreement with the Company and certain of its subsidiaries (the "Tax Sharing Agreement"). The Tax Sharing Agreement provides that in any year in which the Company is included in any consolidated tax liability of FFL and has taxable income, the Company will pay to FFL the amount of the tax liability that the Company would have had on such due date if it had been filing a separate return. Conversely, if the Company generates losses or credits which actually reduce the consolidated tax liability of FFL and its other subsidiaries, FFL will credit to the Company the amount of such reduction in the consolidated tax liability. These credits are passed between FFL and the Company in the form of cash payments. In the event any state and local income taxes are determinable on a combined or consolidated basis, the Tax Sharing Agreement provides for a similar allocation between FFL and the Company of such state and local taxes.

         As part of the financing for the RSI Merger, New Holdings will issue $100 million initial accreted value of 13-5/8% Senior Discount Debentures due 2005 (the "New Discount Debentures"), which will be acquired by a partnership comprised of an affiliate of Yucaipa and certain other investors. The $15 million initial accreted value of New Discount Debentures to be contributed to the partnership by the Yucaipa affiliate consists of New Discount Debentures to be issued in partial payment of the Yucaipa consulting fee due upon closing of the RSI Merger, as described above. New Holdings will grant to the partnership certain registration rights with respect to the New Discount Debentures, and will pay substantially all expenses of the partnership in connection with the resale of the New Discount Debentures, including underwriting discounts and brokers' commissions (subject to certain limitations).

         Management believes that the terms of the transactions described above are or were fair to the Company and are or were on terms at least as favorable to the Company as those which could be obtained from unaffiliated parties (assuming that such transactions could be effected with such parties).

                                     PART IV

ITEM 14.  EXHIBITS, FINANCIAL STATEMENT SCHEDULES, AND REPORTS ON FORM 8-K

(a) Financial Statements and Schedules required to be filed hereunder are indexed on page 38 hereof.

(b)      Reports on Form 8-K

         The Company filed a current report on Form 8-K dated March 14, 1995 relating to the Company's determination to change its fiscal year from the 52 or 53-week period which ends on the last Saturday in June to the 52 or 53-week period which ends on the Sunday closest to January 31.

(c) Those Exhibits, and the Index thereto, required to be filed by Item 601 of Regulation S-K are attached hereto. Certain management contracts and other compensation plans or arrangements required to be filed are identified on the attached Index with an asterisk.

                                   SIGNATURES

         Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  FOOD 4 LESS SUPERMARKETS, INC.

                                  By: /s/ Mark A. Resnik
                                      -----------------------------
                                      Mark A. Resnik
                                      Vice President and Secretary

Date:   May 23, 1995

         Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Signature                                Title                               Date
- ---------                                -----                               ----
/s/ Ronald W. Burkle                     Chief Executive Officer and         May 23, 1995
- --------------------------------
Ronald W. Burkle                         Director (Principal Executive

                                         Officer)

/s/ Greg Mays                            Executive Vice President -          May 23, 1995
- --------------------------------
Greg Mays                                Finance/Administration and

                                         Chief Financial Officer

/s/ Joe S. Burkle                        Director                            May 23, 1995
- --------------------------------
Joe S. Burkle


/s/ George G. Golleher                   Director                            May 23, 1995
- --------------------------------
George G. Golleher

/s/ Mark A. Resnik                       Director                            May 23, 1995
- --------------------------------
Mark A. Resnik

SUPPLEMENTAL INFORMATION TO BE FURNISHED WITH REPORTS FILED PURSUANT TO SECTION 15(D) OF THE ACT BY REGISTRANTS WHICH HAVE NOT REGISTERED SECURITIES PURSUANT TO
SECTION 12 OF THE ACT.

         No annual report or proxy material has been sent to security holders. The Registrant will furnish copies of such report or proxy material if and when such report or proxy material is sent to security holders.

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
                                  AND SCHEDULES

FOOD 4 LESS SUPERMARKETS, INC.                                                                       Page
- ------------------------------                                                                       ----
Report of Independent Public Accountants
   Arthur Andersen LLP. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39

Consolidated balance sheets as of June 26, 1993, June 25, 1994,
   and January 29, 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40

Consolidated statements of operations for the 52 weeks ended June 27, 1992,
   June 26, 1993, and June 25, 1994, the 32 weeks ended
   February 5, 1994 (unaudited), and the 31 weeks ended January 29, 1995  . . . . . . . . . .          42

Consolidated statements of cash flows for the 52 weeks ended June 27, 1992, June
   26, 1993, and June 25, 1994, the 32 weeks ended
   February 5, 1994 (unaudited), and the 31 weeks ended January 29, 1995  . . . . . . . . . .          43

Consolidated statements of stockholder's equity for the 52 weeks ended June 27, 1992,
June 26, 1993, and June 25, 1994, and the 31 weeks ended January 29, 1995 . . . . . . . . . .          45


Notes to consolidated financial statements  . . . . . . . . . . . . . . . . . . . . . . . . .          46


Financial Statement Schedule
- -----------------------------
Report of Independent Public Accountants
   Arthur Andersen LLP. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          63

II       Valuation and qualifying accounts  . . . . . . . . . . . . . . . . . . . . . . . . .          64



All other schedules have been omitted since the required information is not applicable or is not present in amounts sufficient to require submission of the schedule, or because the information required is included in the Consolidated Financial Statements and related notes.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and
Stockholder of Food 4 Less Supermarkets, Inc.:

         We have audited the accompanying consolidated balance sheets of Food 4 Less Supermarkets, Inc. (a Delaware corporation) and subsidiaries (the Company) as of June 26, 1993, June 25, 1994 and January 29, 1995, and the related consolidated statements of operations, stockholder's equity and cash flows for the 52 weeks ended June 27, 1992, June 26, 1993, and June 25, 1994 and the 31 weeks ended January 29, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Food 4 Less Supermarkets, Inc. and subsidiaries as of June 26, 1993, June 25, 1994 and January 29, 1995, and the results of their operations and their cash flows for the 52 weeks ended June 27, 1992, June 26, 1993, and June 25, 1994 and the 31 weeks ended January 29, 1995 in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Los Angeles, California
May 18, 1995

                         FOOD 4 LESS SUPERMARKETS, INC.
                           CONSOLIDATED BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                     ASSETS

                                                                                           June 26,     June 25,    January 29,
                                                                                             1993         1994         1995
                                                                                           --------     --------   ------------
CURRENT ASSETS:
   Cash and cash equivalents                                                               $ 25,089     $ 32,996   $    19,560
   Trade receivables, less allowances of $1,919, $1,386,
      and $1,192 at June 26, 1993, June 25, 1994 and
      January 29, 1995, respectively                                                         22,048       25,039        23,377
   Notes and other receivables                                                                1,278        1,312         3,985
   Inventories                                                                              191,467      212,892       224,686
   Patronage receivables from suppliers                                                       2,680        2,875         5,173
   Prepaid expenses and other                                                                 6,011        6,323        13,051
                                                                                           --------     --------    ----------
      Total current assets                                                                  248,573      281,437       289,832

INVESTMENTS IN AND NOTES RECEIVABLE
FROM SUPPLIER COOPERATIVES:
   A.W.G.                                                                                     6,693        6,718         6,718
   Certified & Other                                                                          6,657        5,984         5,686

PROPERTY AND EQUIPMENT:
   Land                                                                                      23,912       23,488        23,488
   Buildings                                                                                 12,827       12,827        24,172
   Leasehold improvements                                                                    81,049       97,673       110,020
   Store equipment and fixtures                                                             129,178      148,249       157,607
   Transportation equipment                                                                  31,758       32,259        32,409
   Construction in progress                                                                     757       12,641         8,042
   Leased property under capital leases                                                      77,553       78,222        82,526
   Leasehold interests                                                                       93,863       93,464        96,556
                                                                                           --------     --------    ----------
                                                                                            450,897      498,823       534,820
   Less:  Accumulated depreciation and amortization                                          96,948      134,089       154,382
                                                                                           --------     --------    ----------
      Net property and equipment                                                            353,949      364,734       380,438

OTHER ASSETS:
   Deferred financing costs, less accumulated amortization of $11,611, $17,083, and $20,496 at June 26, 1993,
      June 25, 1994 and January 29, 1995, respectively                                       33,778       28,536        25,469
   Goodwill, less accumulated amortization of $26,254, $33,945, and $38,560 at June 26, 1993, June 25, 1994 and
      January 29 1995, respectively                                                         280,895      267,884       263,112
   Other, net                                                                                27,295       24,787        29,440
                                                                                           --------     --------    ----------
                                                                                           $957,840     $980,080    $1,000,695
                                                                                           ========     ========    ==========





   The accompanying notes are an integral part of these consolidated balance sheets.

                         FOOD 4 LESS SUPERMARKETS, INC.
                           CONSOLIDATED BALANCE SHEETS
                  (DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                      LIABILITIES AND STOCKHOLDER'S EQUITY

                                                                                           June 26,     June 25,    January 29,
                                                                                             1993         1994         1995
                                                                                           --------     --------    ----------
CURRENT LIABILITIES:
   Accounts payable                                                                        $140,468     $180,708    $  190,455
   Accrued payroll and related liabilities                                                   40,319       42,805        42,007
   Accrued interest                                                                           5,293        5,474        10,730
   Other accrued liabilities                                                                 40,467       53,910        65,279
   Income taxes payable                                                                       2,053        2,000           293
   Current portion of self-insurance liabilities                                             23,552       29,492        28,616
   Current portion of long-term debt                                                         12,778       18,314        22,263
   Current portion of obligations under capital leases                                        2,865        3,616         4,965
                                                                                           --------     --------    ----------
      Total current liabilities                                                             267,795      336,319       364,608

LONG-TERM DEBT                                                                              335,576      310,944       320,901

OBLIGATIONS UNDER CAPITAL LEASES                                                             41,864       39,998        40,675

SENIOR SUBORDINATED DEBT                                                                    145,000      145,000       145,000

DEFERRED INCOME TAXES                                                                        22,429       14,740        17,534

SELF-INSURANCE LIABILITIES AND OTHER                                                         72,313       64,058        54,174

COMMITMENTS AND CONTINGENCIES                                                                     -            -             -

STOCKHOLDER'S EQUITY:
   Cumulative convertible preferred stock, $.01 par value, 200,000 shares authorized and 50,000 shares issued at June 26, 1993, June 25, 1994 and
      January 29, 1995 (aggregate liquidation value of $53.8 million, $62.2 million and $67.9 million at June 26, 1993,
      June 25, 1994 and January 29, 1995, respectively)                                      50,230       58,997        65,136
   Common stock, $.01 par value, 1,600,000 shares authorized
      and 1,519,632 shares issued at June 26, 1993,
      June 25, 1994 and January 29, 1995                                                         15           15            15
   Additional paid-in capital                                                               107,650      107,650       107,650
   Notes receivable from shareholders of parent                                                (714)        (586)         (702)
   Retained deficit                                                                         (83,119)     (94,586)     (112,225)
                                                                                           --------     --------    ----------
                                                                                             74,062       71,490        59,874
   Treasury stock:  13,249 shares, 16,732 shares
      and 12,345 shares of common stock at June 26, 1993,
      June 25, 1994 and January 29, 1995, respectively                                       (1,199)      (2,469)       (2,071)
                                                                                           --------     --------    ----------
         Total stockholder's equity                                                          72,863       69,021        57,803
                                                                                           --------     --------    ----------
                                                                                           $957,840     $980,080    $1,000,695
                                                                                           ========     ========    ==========







    The accompanying notes are an integral part of these consolidated balance sheets.

                         FOOD 4 LESS SUPERMARKETS, INC.
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  (DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)


                                                                  52 Weeks     52 Weeks      52 Weeks    32 Weeks    31 Weeks
                                                                   Ended        Ended         Ended        Ended       Ended
                                                                  June 27,     June 26,      June 25,   February 5,  January 29,
                                                                    1992         1993          1994         1994        1995
                                                                 ----------   ----------   ----------   ----------   -----------
                                                                                                        (Unaudited)

SALES                                                            $2,913,493   $2,742,027   $2,585,160   $1,616,720   $1,556,522
COST OF SALES (including purchases from
   related parties of $277,812, $204,028,
   $175,929, $108,264 (unaudited) and $104,407
   for the 52 weeks ended June 27, 1992,
   June 26, 1993 and June 25, 1994, the 32 weeks
   ended February 5, 1994, and the 31 weeks
   ended January 29, 1995, respectively)                          2,392,655    2,257,835    2,115,842    1,317,216     1,294,147
                                                                 ----------   ----------   ----------   ----------   -----------
GROSS PROFIT                                                        520,838      484,192      469,318      299,504       262,375

SELLING, GENERAL, ADMINISTRATIVE AND
   OTHER, NET                                                       469,751      434,908      388,836      252,313       222,359

AMORTIZATION OF EXCESS COSTS OVER NET
   ASSETS ACQUIRED                                                    7,795        7,571        7,691        4,723         4,615

RESTRUCTURING CHARGE                                                      -            -            -            -         5,134
                                                                 ----------   ----------   ----------   ----------   -----------
OPERATING INCOME                                                     43,292       41,713       72,791       42,468        30,267

INTEREST EXPENSE:
   Interest expense, excluding amortization of
      deferred financing costs                                       63,907       64,831       62,778       38,800        38,809
   Amortization of deferred financing costs                           6,304        4,901        5,472        3,368         3,413
                                                                 ----------   ----------   ----------   ----------   -----------
                                                                     70,211       69,732       68,250       42,168        42,222

LOSS (GAIN) ON DISPOSAL OF ASSETS                                    (1,364)      (2,083)          37           60          (455)

PROVISION FOR EARTHQUAKE LOSSES                                           -            -        4,504            -             -
                                                                 ----------   ----------   ----------   ----------   -----------
EARNINGS (LOSS) BEFORE PROVISION FOR
   INCOME TAXES AND EXTRAORDINARY CHARGES                           (25,555)     (25,936)           -          240       (11,500)
PROVISION FOR INCOME TAXES                                            3,441        1,427        2,700        1,000            -
                                                                 ----------   ----------   ----------   ----------   -----------
LOSS BEFORE EXTRAORDINARY CHARGES                                   (28,996)     (27,363)      (2,700)        (760)      (11,500)
EXTRAORDINARY CHARGES:
   Loss on extinguishment of debt,
      net of income tax benefit of $2,484                             6,716            -            -            -            -
   Gain on partially depreciated assets replaced
      by insurance companies, net of income tax
      expense of $702                                                (1,898)           -            -            -             -
                                                                 ----------   ----------   ----------   ----------   -----------
NET LOSS                                                         $  (33,814)  $  (27,363)  $   (2,700)  $     (760)  $   (11,500)
                                                                 ==========   ==========   ==========   ==========   ===========
PREFERRED STOCK ACCRETION                                                 -        3,882        8,767        5,395         6,139

LOSS APPLICABLE TO COMMON SHARES                                 $  (33,814)  $  (31,245)  $  (11,467)  $   (6,155)  $   (17,639)
                                                                 ==========   ==========   ==========   ==========   ===========
LOSS PER COMMON SHARE:
   Loss before extraordinary charges                             $   (20.74)  $   (21.52)  $    (7.63)  $    (4.09)  $    (11.72)
   Extraordinary charges                                              (3.45)           -            -            -            -
                                                                 ----------   ----------   ----------   ----------   -----------
   Net loss                                                      $   (24.19)  $   (21.52)  $    (7.63)  $    (4.09)  $    (11.72)
                                                                 ==========   ==========   ==========   ==========   ===========
   Average Number of Common Shares Outstanding                    1,397,939    1,452,184    1,503,828    1,504,172     1,504,425
                                                                 ==========   ==========   ==========   ==========   ===========

  The accompanying notes are an integral part of these consolidated statements.

                         FOOD 4 LESS SUPERMARKETS, INC.
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
                INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS

                                                                  52 Weeks     52 Weeks      52 Weeks     32 Weeks    31 Weeks
                                                                    Ended        Ended        Ended        Ended        Ended
                                                                  June 27,     June 26,      June 25,   February 5,  January 29,
                                                                    1992         1993          1994         1994        1995
                                                                 ----------   ----------  -----------   ----------   -----------
                                                                                                        (Unaudited)
CASH PROVIDED (USED) BY OPERATING ACTIVITIES:
   Cash received from customers                                  $2,913,493   $2,742,027   $2,585,160   $1,616,720   $ 1,556,522
   Cash paid to suppliers and employees                          (2,752,442)  (2,711,779)  (2,441,353)  (1,561,092)   (1,507,523)
   Interest paid                                                    (56,234)     (58,807)     (56,762)     (29,743)      (33,553)
   Income taxes (paid) refunded                                      (4,665)       2,971         (247)       1,652         1,087
   Interest received                                                  1,266          993          903          544           867
   Other, net                                                         4,734        8,093          121        2,108           221
                                                                 ----------   ----------   ----------   ----------   -----------
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES                    106,152      (16,502)      87,822       30,189        17,621

CASH PROVIDED (USED) BY INVESTING ACTIVITIES:
   Proceeds from sale of property and equipment                      17,395       15,685       11,953       12,337         7,199
   Payment for purchase of property and equipment                   (60,263)     (53,467)     (57,471)     (29,090)      (49,023)
   Business/store acquisition costs, net of cash acquired           (27,563)           -      (11,050)           -             -
   Receivable received from seller of business acquired              12,259            -            -            -             -
   Other, net                                                        (4,754)         (18)         813          718          (797)
                                                                 ----------   ----------   ----------   ----------   -----------
NET CASH USED BY INVESTING ACTIVITIES                               (62,926)     (37,800)     (55,755)     (16,035)      (42,621)

CASH PROVIDED (USED) BY
   FINANCING ACTIVITIES:
      Proceeds from issuance of long-term debt                      177,500       26,557           28           28             -
      Net increase (decrease) in revolving loan                     (23,900)       4,900       (4,900)         600        27,300
      Payments of long-term debt                                   (184,389)     (14,319)     (14,224)     (10,571)      (13,394)
      Proceeds from the issuance of preferred stock                       -       46,348            -            -             -
      Proceeds from issuance of common stock, net                       341        3,652            -            -           269
      Purchase of treasury stock, net                                  (313)        (545)      (1,192)        (726)          (57)
      Payments of capital lease obligation                           (2,814)      (2,840)      (3,693)      (1,791)       (2,278)
      Deferred financing costs and other                             (6,656)      (8,839)        (179)        (161)         (276)
                                                                 ----------   ----------   -----------   ----------   -----------
NET CASH PROVIDED (USED) BY
   FINANCING ACTIVITIES                                             (40,231)      54,914      (24,160)     (12,621)       11,564
                                                                 ----------   ----------   ----------   ----------   -----------
NET INCREASE (DECREASE) IN CASH AND
   CASH EQUIVALENTS                                                   2,995          612        7,907        1,533       (13,436)

CASH AND CASH EQUIVALENTS AT
   BEGINNING OF PERIOD                                               21,482       24,477       25,089       25,089        32,996
                                                                 ----------   ----------   ----------   ----------   -----------
CASH AND CASH EQUIVALENTS AT
   END OF PERIOD                                                 $   24,477   $   25,089   $   32,996   $   26,622   $    19,560
                                                                 ==========   ==========   ==========   ==========   ===========

                                       43


                                                                  52 Weeks     52 Weeks      52 Weeks     32 Weeks    31 Weeks
                                                                    Ended        Ended        Ended        Ended        Ended
                                                                  June 27,     June 26,      June 25,   February 5,  January 29,
                                                                    1992         1993          1994         1994        1995
                                                                 ----------   ----------  -----------   ----------   -----------
                                                                                                        (Unaudited)
RECONCILIATION OF NET LOSS TO NET CASH
   PROVIDED BY OPERATING ACTIVITIES:

      Net loss                                                     $(33,814)    $(27,363)    $ (2,700)    $   (760)    $(11,500)

      Adjustments to reconcile net loss to net cash provided (used) by operating activities:

            Depreciation and amortization                            61,181       62,541       62,555       38,123       40,036
            Restructuring charge                                          -            -            -            -        5,134
            Extraordinary charge                                      4,818            -            -            -            -
            Loss (gain) on sale of assets                            (1,364)      (4,613)          65           60         (455)
            Equity loss on investments
               in supplier cooperative                                  472          207            -            -            -
            Change in assets and liabilities,
               net of effects from acquisition of businesses:
                  Accounts and notes receivable                      (7,688)      17,145       (3,220)      (2,139)      (3,398)
                  Inventories                                           202       17,697      (17,125)     (10,254)     (11,794)
                  Prepaid expenses and other                         (2,834)      (6,163)      (5,717)      (6,701)     (11,239)
                  Accounts payable and accrued liabilities           71,369      (83,286)      55,301        5,614       18,715
                  Self-insurance liabilities                         15,034        2,935       (3,790)       3,594       (8,965)
                  Deferred income taxes                               2,033        4,004        2,506        1,714        2,794
                  Income taxes payable                               (3,257)         394          (53)         938       (1,707)
                                                                   --------     --------     --------     --------     --------
      Total adjustments                                             139,966       10,861       90,522       30,949       29,121
                                                                   --------     --------     --------     --------     --------
NET CASH PROVIDED (USED) BY
   OPERATING ACTIVITIES                                            $106,152     $(16,502)    $ 87,822     $ 30,189     $ 17,621
                                                                   ========     ========     ========     ========     ========
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING
   AND FINANCING ACTIVITIES:
      Purchase of property and equipment
         through issuance of capital lease obligation              $      -     $      -     $  2,575     $      -     $  4,304
                                                                   ========     ========     ========     ========     ========
      Reduction of goodwill and deferred income taxes              $      -     $      -     $  9,896     $      -     $      -
                                                                   ========     ========     ========     ========     ========
      Acquisition of store assets:
         Fair value of assets acquired                             $      -     $      -     $ 11,241     $      -     $      -
         Net cash paid                                             $      -            -      (11,050)           -            -
                                                                   ========     ========     ========     ========     ========
         Liabilities assumed                                       $      -     $      -     $    191     $      -     $      -
                                                                   ========     ========     ========     ========     ========
      Final purchase price allocation for the
         Beta Acquisition:
            Property and equipment valuation adjustment            $ 44,231     $      -     $      -     $      -     $      -
                                                                   ========     ========     ========     ========     ========
            Additional acquisition liabilities                     $ 14,305     $      -     $      -     $      -     $      -
                                                                   ========     ========     ========     ========     ========
            Deferred tax benefit                                   $ 12,800     $      -     $      -     $      -     $      -
                                                                   ========     ========     ========     ========     ========
      Accretion of preferred stock                                 $      -     $  3,882     $  8,767     $  5,395     $  6,139
                                                                   ========     ========     ========     ========     ========


  The accompanying notes are an integral part of these consolidated statements.

                         FOOD 4 LESS SUPERMARKETS, INC.
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                  (DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)


                                                    Preferred Stock             Common Stock            Treasury Stock
                                                    ---------------             ------------            --------------

                                                  Number                    Number                    Number
                                                    of                        of                        of
                                                  Shares       Amount       Shares      Amount        Shares      Amount
                                                 -------       -------    ----------   ---------      -------    --------
BALANCES AT JUNE 29, 1991                              -       $     -     1,396,878   $      14       (1,250)   $   (125)
   Net loss                                            -             -             -           -            -           -
   Issuance of Common Stock                            -             -         1,636           -            -           -
   Purchase of Treasury Stock                          -             -             -           -       (3,947)       (463)
   Sale of Treasury Stock                              -             -             -           -        1,560         159
   Payments of Shareholders' Notes                     -             -             -           -            -           -
                                                 -------       -------    ----------   ---------      -------    --------
BALANCES AT JUNE  27, 1992                             -             -     1,398,514          14       (3,637)       (429)
   Net loss                                            -             -             -           -            -           -
   Issuance of Common Stock                            -             -       121,118           1            -           -
   Purchase of Treasury Stock                          -             -             -           -       (9,612)       (770)
   Issuance of Cumulative Convertible
      Preferred Stock                             50,000        46,348             -           -            -           -
   Accretion of Preferred Stock                        -         3,882             -           -            -           -
                                                 -------       -------    ----------   ---------      -------    --------
BALANCES AT JUNE 26, 1993                         50,000        50,230     1,519,632          15      (13,249)     (1,199)
   Net loss                                            -             -             -           -            -           -
   Purchase of Treasury Stock                          -             -             -           -       (3,483)     (1,270)
   Payments of Shareholders' Notes                     -             -             -           -            -           -
   Accretion of Preferred Stock                        -         8,767             -           -            -           -
                                                 -------       -------    ----------   ---------      -------    --------
BALANCES AT JUNE 25, 1994                         50,000        58,997     1,519,632          15      (16,732)     (2,469)
   Net loss                                            -             -             -           -            -           -
   Issuance of Treasury Stock                          -             -             -           -        5,504         460
   Purchase of Treasury Stock                          -             -             -           -       (1,117)        (62)
   Payments of Shareholders' Notes                     -             -             -           -            -           -
   Accretion of Preferred Stock                        -         6,139             -           -            -           -
                                                 -------       -------    ----------   ---------      -------    --------
BALANCES AT JANUARY 29, 1995                      50,000       $65,136     1,519,632    $     15      (12,345)   $ (2,071)
                                                 =======       =======    ==========   =========      =======    ========




                                                                Total
                                                    Share-      Add'l                    Stock-
                                                   holders'    Paid-In     Retained     holder's
                                                    Notes      Capital     (Deficit)     Equity
                                                    -----      --------     --------     --------

BALANCES AT JUNE 29, 1991                          $(930)     $103,658     $(18,060)    $ 84,557
   Net loss                                            -             -      (33,814)     (33,814)
   Issuance of Common Stock                         (190)          341            -          151
   Purchase of Treasury Stock                        131             -            -         (332)
   Sale of Treasury Stock                            (50)            -            -          109
   Payments of Shareholders' Notes                   100             -            -          100
                                                   -----      --------     --------     --------
BALANCES AT JUNE  27, 1992                          (939)      103,999      (51,874)      50,771
   Net loss                                            -             -      (27,363)     (27,363)
   Issuance of Common Stock                            -         3,651            -        3,652
   Purchase of Treasury Stock                        225             -            -         (545)
   Issuance of Cumulative Convertible
      Preferred Stock                                  -             -            -       46,348
   Accretion of Preferred Stock                        -             -       (3,882)           -
                                                   -----      --------     --------     --------
BALANCES AT JUNE 26, 1993                           (714)      107,650      (83,119)      72,863
   Net loss                                            -             -       (2,700)      (2,700)
   Purchase of Treasury Stock                         78             -            -       (1,192)
   Payments of Shareholders' Notes                    50             -            -           50
   Accretion of Preferred Stock                        -             -       (8,767)           -
                                                   -----      --------     --------     --------
BALANCES AT JUNE 25, 1994                           (586)      107,650      (94,586)      69,021
   Net loss                                            -             -      (11,500)     (11,500)
   Issuance of Treasury Stock                       (191)            -            -          269
   Purchase of Treasury Stock                          5             -            -          (57)
   Payments of Shareholders' Notes                    70             -            -           70
   Accretion of Preferred Stock                        -             -       (6,139)           -
                                                   -----      --------     --------     --------
BALANCES AT JANUARY 29, 1995                       $(702)     $107,650    $(112,225)     $57,803
                                                   =====      ========    =========     ========


  The accompanying notes are an integral part of these consolidated statements.

                         FOOD 4 LESS SUPERMARKETS, INC.
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       ORGANIZATION AND ACQUISITIONS

                 Food 4 Less Supermarkets, Inc. (the "Company"), a wholly-owned subsidiary of Food 4 Less Holdings, Inc. ("Holdings"), is a multiple format supermarket operator that tailors its retail strategy to the particular needs of the individual communities it serves. Holdings is a majority-owned subsidiary of Food 4 Less, Inc. ("FFL"). The Company operates in three geographic areas: Southern California, Northern California and certain areas of the Midwest. The Company has three first-tier subsidiaries: Cala Co. ("Cala"), Falley's, Inc. ("Falley's") and Food 4 Less of Southern California, Inc. ("F4L-SoCal"), formerly known as Breco Holding Company, Inc. ("BHC"). Cala Foods, Inc. ("Cala Foods") and Bell Markets, Inc. ("Bell") are subsidiaries of Cala, and Alpha Beta Company ("Alpha Beta") is a subsidiary of F4L-SoCal.

         Acquisitions
         ------------

                 On March 29, 1994, the Company purchased certain operating assets formerly owned by Food Barn Stores, Inc. (the "Food Barn Stores") from Associated Wholesale Grocers, Inc. ("AWG") (the "Food Barn Acquisition") for $11,241,000 (including acquisition costs of $180,000). The financial statements reflect the preliminary allocation of the purchase price to the net assets acquired. The effect of the acquisition was not material to the Company's financial position and results of operations. Falley's has agreed to purchase merchandise (as defined) for the Food Barn Stores from AWG through March 24, 2001. Falley's has pledged its patronage dividends and notes receivable from AWG as security under this supply agreement.

                 On June 17, 1991, the Company acquired all of the common stock of Alpha Beta for $270,513,000 (including acquisition costs of $41,477,000) in a transaction accounted for as a purchase.

                 In January 1990, the Company purchased certain operating assets of ABC Market Corp. ("ABC") for $14,675,000, plus approximately $1,000,000 in fees and expenses.

                 On June 30, 1989, the Company acquired Bell for approximately $13,700,000, which included $8,000,000 of notes and the assumption of Bell's long-term debt. The transaction was accounted for as a purchase. Certified Grocers of California, Ltd. ("Certified") has guaranteed up to $4,000,000 of notes issued by the Company to the seller in connection with the purchase and the performance of a lease.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Business
         --------

                 The Company is engaged primarily in the operation of retail supermarkets.

         Principles of Consolidation
         ---------------------------

                 The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The results of operations of Alpha Beta, F4L-SoCal (BHC), Bell, ABC and the Food Barn Stores have been excluded from the consolidated financial statements prior to their respective acquisition dates. The excess of the purchase price over the fair value of the net assets acquired is classified as goodwill. All intercompany transactions have been eliminated in consolidation.

         Fiscal Years
         ------------

                 In anticipation of the Merger (as defined in Note 14 -- "Ralphs Merger"), and in order to align the Company's fiscal year end with the fiscal year end of RSI (as defined in Note 14 -- "Ralphs Merger"), the Company, together with its subsidiaries, changed its fiscal year end from the 52 or 53-week period which ends on the last Saturday in June to the 52 or 53-week period which ends on the Sunday closest to January 31, resulting in a 31-week transition period ended January 29, 1995. As a result of the fiscal year end change, the 52-week period ended June 27, 1992 is referred to as fiscal year 1992, the 52-week period ended June 26, 1993 is referred to as fiscal year 1993, the 52-week period ended June 25, 1994 is referred to as fiscal year 1994, the 32-week period ended February 5, 1994 is referred to as the 1994 transition period and the 31-week period ended January 29, 1995 is referred to as the 1995 transition period. In addition, information presented below concerning subsequent fiscal years starts with fiscal year 1995, which will cover the 52 weeks ended January 28, 1996, and will proceed sequentially forward.

         Cash and Cash Equivalents
         -------------------------

                 For purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

         Inventories
         -----------

                 Inventories, which consist of grocery products, are stated at the lower of cost or market. Cost has been principally determined using the last-in, first-out ("LIFO") method. If inventories had been valued using the first-in, first-out ("FIFO") method, inventories would have been higher by $13,103,000, $13,802,000 and $16,531,000 at June 26,
         1993, June 25, 1994 and January 29, 1995, respectively, and gross profit and operating income would have been greater by $3,554,000, $4,441,000, $699,000, $2,565,000 (unaudited) and $2,729,000 for the 52 weeks ended June 27, 1992, June 26, 1993, and June 25, 1994, the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, respectively.

         Pre-opening Costs
         -----------------

                 The costs associated with opening new stores are deferred and amortized over one year following the opening of each new store.

         Closed Store Reserves
         ---------------------

                 When a store is closed, the Company provides a reserve for the net book value of any store assets, net of salvage value, and the net present value of the remaining lease obligation, net of sublease income. For the 52 weeks ended June 27, 1992, June 26, 1993, and June 25, 1994, the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, utilization of this reserve was $4.0 million, $2.4 million, $1.1 million, $579,000 (unaudited) and $573,000, respectively.

         Investments in Supplier Cooperatives
         ------------------------------------

                 The investment in Certified is accounted for on the cost method. There are certain restrictions on the sale of this investment.

         Investment in Food 4 Less of Modesto, Inc.
         ------------------------------------------

                 During the 52 weeks ended June 26, 1993, the Company sold its 20% investment in Food 4 Less of Modesto, Inc. ("Modesto") for gross proceeds of $4.5 million, which included a $1.5 million note receivable, resulting in a gain of $2.5 million. The Company previously accounted for this investment using the cost method.

         Property and Equipment
         ----------------------

                 Property and equipment are stated at cost and are depreciated principally using the straight-line method over the following estimated useful lives:

         Buildings and improvements                     5-40 years
         Equipment and fixtures                         3-10 years
         Property under capital leases
           and leasehold interests                      3-45 years  (lease term)

         Deferred Financing Costs
         ------------------------

                 Costs incurred in connection with the issuance of debt are amortized over the term of the related debt using the effective interest method.

         Goodwill and Covenants Not to Compete
         -------------------------------------

                 The excess of the purchase price over the fair value of the net assets of businesses acquired is amortized on a straight-line basis over 40 years beginning at the date of acquisition. Current and undiscounted future operating cash flows are compared to current and undiscounted future goodwill amortization to determine if an impairment of goodwill has occurred and is continuing. As of January 29, 1995, no impairment existed.

                 Covenants not to compete, which are included in Other Assets, are amortized on a straight-line basis over the term of the covenant.

         Income Taxes
         ------------

                 On June 27, 1993, the Company prospectively adopted Statement of Financial Accounting Standards No. 109 (SFAS 109), "Accounting for Income Taxes". SFAS 109 is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, SFAS 109 generally considers all expected future events other than enactments of changes in the tax law or rates. Previously, the Company used the SFAS 96 asset and liability approach that gave no recognition to future events other than the recovery of assets and settlement of liabilities at their carrying amounts.

                 Under SFAS 109, the Company recognizes to a greater degree the future tax benefits of expenses which have been recognized in the financial statements.

                 The implementation of SFAS No. 109 did not have a material effect on the accompanying consolidated financial statements.

         Notes Receivable from Shareholders of Parent
         --------------------------------------------

                 Notes receivable from shareholders of parent represent loans to employees of the Company for purchases of Holdings' stock. The notes are due over various periods, bear interest at the prime rate, and are secured by each shareholder's shares of common stock.

         Self-Insurance
         --------------

                 Certain of the Company's subsidiaries are self-insured for a portion of workers' compensation, general liability and automobile accident claims. The Company establishes reserves based on an independent actuary's review of claims filed and an estimate of claims incurred but not yet filed.

         Discounts and Promotional Allowances
         ------------------------------------

                 Promotional allowances and vendor discounts are recorded as a reduction of cost of sales in the accompanying consolidated statements of operations. Allowance proceeds received in advance are deferred and recognized over the period earned.

         Provision for Earthquake Losses
         -------------------------------

                 On January 17, 1994, Southern California was struck by a major earthquake which resulted in the temporary closure of 31 of the Company's stores. The closures were caused primarily by loss of electricity, water, or inventory, or structural damage. All but one of the closed stores reopened within a week of the earthquake. The final closed store reopened on March 24, 1994. The Company is insured against earthquake losses (including business interruption), subject to certain deductibles. The pre-tax financial impact, net of insurance recoveries, was approximately $4.5 million. At June 25, 1994, the Company had received all expected insurance proceeds related to this claim.

         Extraordinary Items
         -------------------

                 For the 52 weeks ended June 27, 1992, the Company classified the write-off of deferred financing costs associated with the early extinguishment of debt as an extraordinary item. For the 52 weeks ended June 27, 1992, the Company also classified the difference between the net book value and replacement cost of property and equipment destroyed during the April 1992 civil unrest in Los Angeles and replaced by insurance companies as an extraordinary item. Proceeds received from insurance companies for business interruption related to the civil unrest are included as a component of selling, general, administrative and other expenses.

         Loss Per Common Share
         ---------------------

                 Loss per common share is computed based on the weighted average number of shares outstanding during the applicable period. Fully diluted loss per share has been omitted as it is anti-dilutive for all periods presented.

         Reclassifications
         -----------------

                 Certain prior period amounts in the consolidated financial statements have been reclassified to conform to the January 29, 1995 presentation.

3.       PREFERRED STOCK

                 On December 31, 1992, the Company issued 50,000 shares of $.01 par value Series A cumulative convertible preferred stock (the "Preferred Stock") with a liquidation value of $1,000 per share and 121,118 shares of its $.01 par value common stock (the "Common Stock") to its parent company, Holdings, in exchange for gross proceeds of $50.0 million. The Preferred Stock is convertible into common stock at the option of the holder based upon a conversion price which results in a one-for-one exchange. The Preferred Stock has a stated dividend rate of $152.50 per share, per annum, and is anti-dilutive. The Company may pay dividends on or before December 31, 1997 only by issuing additional shares of Preferred Stock. The Company may redeem the Preferred Stock at any time after December 31, 1997 for its liquidation value. At January 29, 1995, the Company had accrued approximately $18,788,000 for the Preferred Stock dividends earned but not yet declared.

                 In order to finance the purchase of the Preferred and Common Stock from the Company, Holdings issued $103.6 million aggregate principal amount of 15.25% Senior Discount Notes due 2004 (the "Holdings Notes") and 121,118 Common Stock Purchase Warrants (the "Warrants") for gross proceeds of $50.0 million. No cash interest is payable on the Notes until June 15, 1998.

                 At the present time, Holdings has no other income or assets other than its investment in the Company's Common and Preferred Stock and intends to service the interest payments on the Holdings Notes when they become payable in cash (in fiscal 1998) through dividends it receives on the Company's capital stock.

4.       LONG-TERM DEBT AND SENIOR SUBORDINATED DEBT

                 The Company's long-term debt is summarized as follows:

                                                                    June 26,        June 25,       January 29,
                                                                      1993            1994             1995
                                                                    --------        --------       -----------
         Bank Term Loan, principal due quarterly through
            January 1999, with
            interest payable monthly
            in arrears                                              $148,478,000   $137,064,000   $125,732,000
         10.45 percent Senior Notes principal due 2000 with
            interest payable semi-annually in arrears                175,000,000    175,000,000    175,000,000
         Revolving Loan                                                4,900,000              -     27,300,000
         10.625 percent first real estate mortgage due 1998,
            $12,000 of principal plus interest payable
            monthly secured by land and building
            with a net book value of $2,104,000                        1,558,000      1,521,000      1,498,000
         9.2 to 9.25 percent notes payable, collateralized by
            equipment, due September 1994, $67,000 of
            principal plus interest payable monthly, plus
            balloon payment of $992,000                                1,772,000      1,103,000              -
         10.8 percent notes payable, collateralized by
            equipment, due September 1995, $72,000 of
            principal plus interest payable monthly, plus
            balloon payment of $1,004,000                              2,447,000      1,819,000      1,420,000
         10.0 percent secured promissory note,
            collateralized by the stock of Bell, due 1996,
            interest payable quarterly through June 1996               8,000,000      8,000,000      8,000,000
         10.08 percent notes payable, collateralized by
            equipment, due November 1996, $34,000 of
            principal plus interest payable monthly, plus
            balloon payment of $493,000                                1,515,000      1,242,000      1,070,000
         10.15 percent notes payable, collateralized by
            equipment, due December 1996, $45,000 of
            principal and interest payable monthly, plus
            balloon payment of $640,000                                1,994,000      1,675,000      1,422,000
         10.0 percent real estate mortgage due 2000,
            $8,000 of principal and interest payable
            monthly                                                      474,000        419,000        392,000
         Other long-term debt                                          2,216,000      1,415,000      1,330,000
                                                                    ------------   ------------   ------------
                                                                     348,354,000    329,258,000    343,164,000
         Less--current portion                                        12,778,000     18,314,000     22,263,000
                                                                    ------------   ------------   ------------
                                                                    $335,576,000   $310,944,000   $320,901,000
                                                                    ============   ============   ============

                 In June 1991, the Company and certain of its subsidiaries entered into a Credit Agreement (the "Credit Agreement") with certain banks, comprised of a $315,000,000 Term Loan (the "Bank Term Loan") facility, a $70,000,000 Revolving Loan (the "Revolving Loan") facility and a $55,000,000 standby letter of credit facility (the "Letter of Credit Facility"). At January 29, 1995, $125.7 million was outstanding under the Bank Term Loan, $27.3 million was outstanding under the Revolving Loan and $48.6 million of standby letters of credit had been issued on behalf of the Company. A commitment fee of 1/2 of 1 percent is charged on the average daily unused portion of the Revolving Loan and the Letter of Credit Facility; such commitment fees are due quarterly in arrears. Interest on borrowings under the Bank Term Loan is at the bank's Base Rate (as defined) plus 1.25 percent or the Eurodollar Rate (as defined) plus 2.5 percent. At January 29, 1995, the weighted average interest rate on the Bank Term Loan was 8.3 percent.

                 Quarterly principal installments on the Bank Term Loan continue to December 1998, with $19,829,000 payable in fiscal year 1995, $22,661,000 payable in fiscal year 1996, $33,792,000 payable in fiscal 1997, and $49,450,000 payable in fiscal 1998. Interest on borrowings under the Revolving Loan is at the bank's Base Rate (as defined) plus
         1.25 percent. At January 29, 1995, the interest rate on the Revolving Loan was 9.75 percent. To the extent borrowings under the Revolving Loan are not paid earlier, they are due in June 1996. The common stock of F4L-SoCal, Falley's, Cala and certain of their direct and indirect subsidiaries has been pledged as security under the Credit Agreement. The Credit Agreement has been amended to, among other things, allow for the acceleration of the capital expenditures and other costs associated with the conversion of 11 conventional stores to the warehouse format. In May 1995, the Credit Agreement was further amended in order to, among other things, accommodate the Company's new fiscal year end for financial reporting purposes and to make adjustments to the financial covenants of the Company.

                 In April 1992, the Company and its wholly-owned subsidiaries issued $175,000,000 of 10.45 percent Senior Notes (the "Senior Notes"). These notes are due in two equal sinking fund payments on April 15, 1999 and 2000. They are general unsecured obligations of the Company and rank senior in right of payment to all subordinated indebtedness (as defined). The Senior Notes rank "pari passu" in right of payment with all borrowings and other obligations of the Company under its bank Credit Agreement; however, the obligations under the Credit Agreement are secured by substantially all the assets of the Company and its subsidiaries. The Senior Notes may be redeemed beginning in fiscal year 1996 at 104.5 percent, declining ratably to 100 percent in fiscal 1999. The proceeds received, net of issuance costs, were used to pay down borrowings under the Bank Term Loan. Deferred financing costs related to the portion of the Bank Term Loan that was retired of $6.7 million, net of related tax benefit of $2.5 million, are classified as an extraordinary item in the Company's consolidated statement of operations for the 52 weeks ended June 27, 1992.

                 The debt agreements, among other things, require the Company to maintain minimum levels of net worth (as defined), to maintain minimum levels of earnings (as defined), to maintain a hedge agreement to provide interest rate protection, and to comply with certain ratios related to interest expense (as defined), fixed charges (as defined), working capital and indebtedness. In addition, the debt agreements limit, among other things, additional borrowings, dividends on, and redemption of, capital stock, capital expenditures, incurrence of lease obligations, and the acquisition and disposition of assets. At January 29, 1995, the Company was in compliance with the financial covenants of its debt agreements. At January 29, 1995, dividends and certain other payments are restricted based on terms in the debt agreements.

                 Scheduled maturities of principal of Long-Term Debt at January 29, 1995 are as follows:

                 Fiscal Year
                 -----------
                 1995                                            $ 22,263,000
                 1996                                              59,902,000
                 1997                                              33,991,000
                 1998                                              49,673,000
                 1999                                              88,976,000
                 Later years                                       88,359,000
                                                                 ------------
                                                                 $343,164,000
                                                                 ============

         Senior Subordinated Debt
         ------------------------

                 The Company issued $145,000,000 principal amount of Senior Subordinated Notes (the "Subordinated Notes") in connection with the acquisition of Alpha Beta as described in Note 1. The Subordinated Notes bear interest, payable semi-annually on June 15 and December 15, at an annual rate of 13.75 percent. The Subordinated Notes, which are due on June 15, 2001, are subordinated to all Senior Indebtedness (as defined) of the Company, and may be redeemed beginning in fiscal year 1996 at a redemption price of 106 percent. The redemption price declines ratably to 100 percent in fiscal 2000.

5.       LEASES

                 The Company's operations are conducted primarily in leased properties. Substantially all leases contain renewal options. Rental expense under operating leases was as follows:

                                         52 Weeks       52 Weeks       52 Weeks       32 Weeks      31 Weeks
                                          Ended          Ended          Ended          Ended         Ended
                                         June 27,       June 26,       June 25,     February 5,    January 29,
                                           1992           1993           1994           1994           1995
                                       -----------    -----------   ------------    -----------    -----------
                                                                                    (Unaudited)
         Minimum rents                 $46,706,000    $44,504,000    $49,788,000    $29,830,000    $35,458,000
         Rents based on sales            7,656,000      5,917,000      3,806,000      2,716,000      1,999,000


                 Following is a summary of future minimum lease payments under operating leases at January 29, 1995:

                 Fiscal Year
                 -----------
                 1995                                            $ 62,120,000
                 1996                                              58,163,000
                 1997                                              53,432,000
                 1998                                              47,064,000
                 1999                                              44,680,000
                 Later years                                      406,897,000
                                                                 ------------
                                                                 $672,356,000
                                                                 ============



                 The Company has entered into lease agreements for new supermarket sites which were not in operation at January 29, 1995. Future minimum lease payments under such operating leases generally begin when such supermarkets open and at January 29, 1995 are: 1995 - $2,170,000; 1996 - $6,640,000; 1997 - $6,890,000; 1998 - $6,890,000;
         1999 - $6,890,000; later years - $145,425,000.

                 Certain leases qualify as capital leases under the criteria established in Statement of Financial Accounting Standards No. 13, "Accounting for Leases," and are classified on the consolidated balance sheets as leased property under capital leases. Future minimum lease payments for the property under capital leases at January 29, 1995 are as follows:

                 Fiscal Year
                 -----------
                 1995                                            $ 9,564,000
                 1996                                              8,957,000
                 1997                                              8,050,000
                 1998                                              6,236,000
                 1999                                              5,739,000
                 Later years                                      40,841,000
                                                                 -----------
                      Total minimum lease payments                79,387,000
                 Less:  amounts representing interest             33,747,000
                                                                 -----------
                 Present value of minimum lease payments          45,640,000
                 Less:  current portion                            4,965,000
                                                                 -----------
                                                                 $40,675,000
                                                                 ===========

                 Accumulated depreciation related to capital leases was $20,356,000, $24,041,000 and $27,623,000 at June 26,1993, June 25, 1994
         and January 29, 1995, respectively.

                 The Company is leasing a distribution facility and four store locations from the previous owner of Alpha Beta. The agreement contains a purchase option for the land, buildings and improvements and equipment at a price that equals or exceeds the estimated fair market value throughout the term of the lease.

6.       INVESTMENT IN A.W.G.

                 The investment in Associated Wholesale Grocers ("A.W.G.") consists principally of the cooperative's six percent interest-bearing seven and eight-year patronage certificates received in payment of certain rebates. Following is a summary of future maturities based upon current redemption terms:

                 Fiscal Year
                 -----------
                 1995                                           $           -
                 1996                                                 795,000
                 1997                                               1,420,000
                 1998                                               1,520,000
                 1999                                               1,504,000
                 Later years                                        1,479,000
                                                                  -----------
                                                                  $ 6,718,000
                                                                  ===========


7.       INCOME TAXES

                 The provision (benefit) for income taxes consists of the following:

                                                   52 Weeks        52 Weeks         52 Weeks        31 Weeks
                                                    Ended           Ended            Ended            Ended
                                                   June 27,        June 26,         June 25,       January 29,
                                                     1992            1993             1994            1995
                                                  ----------    -------------      -----------     -----------
         Current:
            Federal                               $2,507,000       $        -      $ 3,251,000     $(2,894,000)
            State and other                          934,000           82,000          712,000         100,000
                                                  ----------       ----------      -----------     -----------
                                                   3,441,000           82,000        3,963,000      (2,794,000)
                                                  ----------       ----------      -----------     -----------
         Deferred:
            Federal                                        -        1,345,000          (70,000)      2,794,000
            State and other                                -                -       (1,193,000)              -
                                                  ----------       ----------      -----------     -----------
                                                           -        1,345,000       (1,263,000)      2,794,000
                                                  ----------       ----------      -----------     -----------

                                                  $3,441,000       $1,427,000      $ 2,700,000     $         -
                                                  ==========       ==========      ===========     ===========


                 A reconciliation of the provision (benefit) for income taxes to amounts computed at the federal statutory rates of 34% for fiscal 1992 and 1993 and 35% for fiscal 1994 and the transition period is as follows:

                                                   52 Weeks         52 Weeks        52 Weeks        31 Weeks
                                                    Ended             Ended           Ended           Ended
                                                   June 27,          June 26,        June 25,      January 29,
                                                     1992             1993           1994             1995
                                                 -----------      -----------    ------------      -----------
         Federal income taxes at statutory
            rate on loss before provision
            for income taxes and
            extraordinary charges                $(8,689,000)     $(8,818,000)      $        -     $(4,025,000)
         State and other taxes,
            net of federal tax benefit               934,000           82,000           (1,000)         65,000
         Alternative minimum tax                   2,507,000                -                -               -
         Effect of permanent differences
            resulting primarily from
            amortization of goodwill               2,706,000        2,850,000        2,820,000       1,701,000
         Accounting limitation (recognition)
            of deferred tax benefit                5,983,000        7,313,000         (119,000)      2,259,000
                                                 -----------      -----------       ----------     -----------
                                                 $ 3,441,000      $ 1,427,000       $2,700,000     $         -
                                                 ===========      ===========       ==========     ===========

         The provision (benefit) for deferred taxes consists of the following:

                                                  52 Weeks         52 Weeks        52 Weeks        31 Weeks
                                                    Ended          Ended           Ended             Ended
                                                  June 27,         June 26,        June 25,       January 29,
                                                    1992             1993            1994            1995
                                                ------------       ----------      -----------     -----------
         Depreciation                             $6,282,000       $7,756,000       $2,536,000     $(1,513,000)
         Difference between book and tax basis
            of assets sold                         2,514,000        3,198,000       (4,223,000)      2,505,000
         Deferred revenues and allowances         (7,028,000)          40,000       (2,349,000)        707,000
         Pre-opening costs                         1,072,000         (512,000)         174,000         784,000
         Accounts receivable reserves                      -         (270,000)         249,000          80,000
         Unicap                                     (124,000)          (5,000)        (536,000)       (755,000)
         Capital lease obligation                 (2,010,000)      (1,385,000)       2,792,000         527,000
         Self-insurance reserves                 (13,558,000)      (4,082,000)        (535,000)      5,523,000
         Inventory shrink reserve                   (528,000)         777,000         (869,000)       (569,000)
         LIFO                                      7,104,000         (554,000)      (1,010,000)     (1,303,000)
         Closed store reserve                        964,000        1,092,000          440,000         176,000
         Accrued expense                                   -                -         (582,000)        350,000
         Accrued payroll and related liabilities  (2,656,000)         193,000        1,721,000      (3,879,000)
         Damaged inventory reimbursement           1,195,000                -                -               -
         Acquisition costs                         4,974,000        2,626,000        1,397,000      (5,444,000)
         Sales tax reserves                                -         (715,000)        (418,000)        433,000
         Deferred rent subsidy                             -         (483,000)        (624,000)        (29,000)
         Net operating loss usage                          -                -        5,782,000      (6,963,000)
         Tax credits benefited                             -       (1,392,000)      (4,477,000)      1,711,000
         Accounting limitation (recognition)
            of deferred tax benefit                1,588,000       (4,591,000)      (1,085,000)     10,494,000
         Other, net                                  211,000         (348,000)         354,000         (41,000)
                                                ------------       ----------      -----------     -----------
                                                $          -       $1,345,000      $(1,263,000)    $ 2,794,000
                                                ============       ==========      ===========     ===========

                 The significant components of the Company's deferred tax assets (liabilities) are as follows:

                                                                  June 26,        June 25,       January 29,
                                                                     1993            1994             1995
                                                                 ------------     ------------    ------------
         Deferred tax assets:
            Accrued payroll and related liabilities              $  4,064,000     $  2,448,000    $  6,248,000
            Other accrued liabilities                              13,488,000       13,953,000      12,080,000
            Property and equipment                                  9,674,000        2,997,000               -
            Self-insurance liabilities                             30,907,000       27,744,000      25,204,000
            Loss carryforwards                                     27,863,000       20,675,000      27,638,000
            Tax credit carryforwards                                1,392,000        5,869,000       4,157,000
            Other                                                   1,223,000          580,000         570,000
                                                                 ------------     ------------    ------------
               Gross deferred tax assets                           88,611,000       74,266,000      75,897,000
            Valuation allowance                                   (45,008,000)     (31,149,000)    (41,643,000)
                                                                 ------------     ------------    ------------
               Net deferred tax assets                           $ 43,603,000     $ 43,117,000    $ 34,254,000
                                                                 ------------     ------------    ------------
         Deferred tax liabilities:
            Inventories                                          $(20,243,000)    $(16,738,000)   $(11,690,000)
            Property and equipment                                (38,298,000)     (30,516,000)    (28,527,000)
            Obligations under capital leases                       (5,802,000)      (8,733,000)     (9,261,000)
            Other                                                  (1,689,000)      (1,870,000)     (2,310,000)
                                                                 ------------     ------------    ------------
               Gross deferred tax liability                       (66,032,000)     (57,857,000)    (51,788,000)
                                                                 ------------     ------------    ------------
               Net deferred tax liability                        $(22,429,000)    $(14,740,000)   $(17,534,000)
                                                                 ============     ============    ============

                 The Company recorded a valuation allowance to reserve a portion of its gross deferred tax assets at January 29, 1995 due primarily to financial and tax losses in recent years. Under SFAS 109, this valuation allowance will be adjusted in future periods as appropriate. However, the timing and extent of such future adjustments to the allowance cannot be determined at this time.

                 At January 29, 1995, approximately $8,864,000 of the valuation allowance for deferred tax assets will reduce goodwill when the allowance is no longer required.

                 At January 29, 1995, the Company has net operating loss carryforwards for federal income tax purposes of $77,360,000, which expire from 2007 through 2009. The Company has federal Alternative Minimum Tax ("AMT") credit carryforwards of approximately $556,000 which are available to reduce future regular taxes in excess of AMT. Currently, there is no expiration date for these credits.

                 FFL files a consolidated federal income tax return, under which the federal income tax liability of FFL and its subsidiaries (which since June 23, 1989 include the Company) is determined on a consolidated basis. FFL has entered into a federal income tax sharing agreement with the Company and certain of its subsidiaries (the "Tax Sharing Agreement"). The Tax Sharing Agreement provides that in any year in which the Company is included in any consolidated tax liability of FFL and has taxable income, the Company will pay to FFL the amount of the tax liability that the Company would have had on such due date if it had been filing a separate return. Conversely, if the Company generates losses or credits which actually reduce the consolidated tax liability of FFL and its other subsidiaries, FFL will credit to the Company the amount of such reduction in the consolidated tax liability. These credits are passed between FFL and the Company in the form of cash payments. In the event any state and local income taxes are determinable on a combined or consolidated basis, the Tax Sharing Agreement provides for a similar allocation between FFL and the Company of such state and local taxes.

                 The Company currently has an Internal Revenue Service examination in process covering its 1990 and 1991 fiscal years. The Internal Revenue Service has not yet made any additional tax assessments related to these years.

8.       RELATED PARTY TRANSACTIONS

                 The Company has a five-year consulting agreement with an affiliated company effective June 17, 1991 for management, financing, acquisition and other services. The agreement is automatically renewed on January 1 of each year for the five-year term unless ninety (90) days' notice is given by either party. The contract provides for annual management fees equal to $2 million plus an additional amount based on the Company's performance and advisory fees for acquisition and financing transactions.

                 Fees paid or accrued associated with management services were $1,167,000 during the 31 weeks ended January 29, 1995, $1,231,000
         (unaudited) during the 32 weeks ended February 5, 1994, $2,270,000 during the 52 weeks ended June 25, 1994, $2,000,000 during the 52 weeks ended June 26, 1993, and $2,000,000 during the 52 weeks ended June 27, 1992. Advisory fees paid or accrued were $170,000 during the 52 weeks ended June 25, 1994, $1,795,000 for the 52 weeks ended June 26, 1993, and $116,000 for the 52 weeks ended June 27, 1992. There were no such advisory fees paid or accrued for the 31 weeks ended January 29, 1995 or for the 32 weeks ended February 5, 1994. Advisory fees paid or accrued for financing transactions are capitalized and amortized over the term of the related financing. In connection with the acquisitions of Alpha Beta, ABC and the Food Barn Stores, the Company capitalized fees of $8,000,000, $500,000 and $92,000, respectively, which were paid to this affiliated company for acquisition services.

9.       COMMITMENTS AND CONTINGENCIES

                 The Company is contingently liable to former stockholders of certain predecessors for any prorated gains which may be realized within ten years of the acquisition of the respective companies resulting from the sale of certain Certified stock. Such gains are only payable if Certified is purchased or dissolved, or if the Company sells such Certified Stock within the period noted above.

                 The Company is a partner in a supplier partnership, in which it is contingently liable for the partnership's long-term debt. The Company's portion of such debt is approximately $1,818,000.

                 The Company has entered into lease agreements with the developers of several new sites in which the Company has agreed to provide construction financing. At January 29, 1995, the Company had capitalized construction costs of $15,081,000 on total commitments of $19,250,000.

                 In December 1992, three California state antitrust class action suits were commenced in Los Angeles Superior Court against the Company and other major supermarket chains located in Southern California, alleging that they conspired to refrain from competing in and to fix the price of fluid milk above competitive prices. Specifically, class actions were commenced by Diane Barela and Neila Ross, Ron Moliare and Paul C. Pfeifle on December 7, December 14 and December 23, 1992, respectively. To date, the Court has yet to certify any of these classes, while a demurrer to the complaints was denied. The Company will vigorously defend itself in these class action suits.

                 In addition, the Company or its subsidiaries are defendants in a number of other cases currently in litigation or potential claims encountered in the normal course of business which are being vigorously defended. In the opinion of management, the resolutions of these matters will not have a material effect on the Company's financial position or results of operations.

                 The Company self-insures its workers' compensation and general liability. For the 31 weeks ended January 29, 1995, the 32 weeks ended February 5, 1994, the 52 weeks ended June 25, 1994, the 52 weeks ended June 26, 1993, and the 52 weeks ended June 27, 1992, the self-insurance loss provisions were $6,304,000, $21,064,000 (unaudited), $19,880,000,
         $38,040,000 and $46,140,000, respectively. During the 52 weeks ended June 27, 1992, June 26, 1993 and June 25, 1994, the Company discounted its self-insurance liability using a 7.0% discount rate. In the 1995 transition period, the Company changed the discount rate to 7.5%. Management believes that this rate approximates the time value of money over the anticipated payout period (approximately 10 years) for essentially risk-free investments. The net self-insurance liability would have been greater by $794,000 had the 7.0% discount rate been applied during the 31 weeks ended January 29, 1995, as opposed to the 7.5% discount rate.

                 The Company's historical self-insurance liability for the three most recent fiscal years and the 1995 transition period is as follows:

                                                  52 Weeks         52 Weeks        52 Weeks        31 Weeks
                                                    Ended          Ended           Ended             Ended
                                                  June 27,         June 26,        June 25,       January 29,
                                                    1992             1993            1994            1995
                                                ------------     ------------     ------------    ------------

         Self-insurance liability               $ 95,605,000     $100,773,000      $90,898,000    $ 84,286,000
         Less:  Discount                         (13,046,000)     (15,279,000)      (9,194,000)    (11,547,000)
                                                ------------     ------------      -----------    ------------
         Net self-insurance liability           $ 82,559,000     $ 85,494,000      $81,704,000    $ 72,739,000
                                                ============     ============      ===========    ============


                 The Company expects that cash payments for claims will aggregate approximately $10 million, $14 million, $13 million, $15 million and $5 million for the fiscal year 1995, the fiscal year 1996, the fiscal year 1997, the fiscal year 1998 and the fiscal year 1999, respectively.

10.      EMPLOYEE BENEFIT PLANS

                 The Company implemented Statement of Position ("SOP") No. 93-6, "Employer Accounting for Employee Stock Ownership Plans," effective June 26, 1994. The implementation of SOP No. 93-6 did not have a material effect on the accompanying unaudited consolidated financial statements.

                 The Company and its subsidiaries sponsor several defined contribution benefit plans. The full-time employees of Falley's who are not members of a collective bargaining agreement are covered under a 401(k) plan under which the Company matches certain employee contributions with cash or FFL stock (the "Falley's ESOP"). As part of the original stock sale agreement between FFL and the Falley's ESOP, which has been amended from time to time, a partnership which owns stock in FFL has assumed the obligation to purchase any FFL shares as to which terminated plan participants have exercised a put option under the terms of Falley's ESOP. The Company is not required to make cash payments to redeem the shares. As part of the agreement, the Company may elect, after providing a right of first refusal to the partnership referred to above, to purchase FFL shares put under the provisions of the plan. However, the partnership's obligation to purchase such FFL shares is unconditional, and any repurchase of shares by the Company is at the Company's sole election. During the 31-week period ended January 29, 1995, the Company did not purchase any of the FFL shares. FFL shares purchased by the Company are classified as treasury stock. As of April 30, 1994, the fair value of the shares allocated which are subject to a repurchase obligation by the partnership referred to above was approximately $15,170,000.

                 The Company also sponsors two ESOPs for employees of the Company who are members of certain collective bargaining agreements (the "Union ESOPs"). The Union ESOPs provide for annual contributions based on hours worked at a rate specified by the terms of the collective bargaining agreements. The Company contributions are made in the form of Holdings stock or cash for the purchase of Holdings stock and are to be allocated to participants based on hours worked. During the 31 weeks ended January 29, 1995, the Company recorded a charge against operations of approximately $286,000 for benefits under the Union ESOPs. There were no shares issued to the Union ESOPs at January 29, 1995.

                 All other full-time employees of the Company who are not members of a collective bargaining agreement are covered under a separate 401(k) plan (the "Management Plan"). The Management Plan provides for annual contributions which are determined at the discretion of the Company. The Company contributions are allocated to participants based on employee compensation and matching of certain employee contributions. A portion of the Company contribution allocated based on compensation is made in the form of stock or cash for the purchase of stock.

                 Total charges against operations related to all employee benefit plans sponsored by the Company and its subsidiaries were $337,000, $284,000, $103,000 (unaudited) and $699,000 for the 52 weeks ended June 27, 1992, the 52 weeks ended June 26, 1993, the 32 weeks ended February 5, 1994 and the 52 weeks ended June 25, 1994, respectively, and there were no such charges for the 31 weeks ended January 29, 1995. No contributions were made with stock and no stock was acquired by any plans in fiscal 1992, fiscal 1993, the 1994 transition period, fiscal 1994 or in the 1995 transition period.

                 The Company contributes to multi-employer pension plans administered by various trustees. Contributions of these plans are based upon negotiated wage contracts. These plans may be deemed to be defined benefit plans. Information related to accumulated plan benefits and plan net assets as they may be allocated to the Company at January 29, 1995 is not available. The Company contributed $78.6 million, $69.4 million, $57.2 million, $35.7 million (unaudited) and $21.6 million to these plans for the 52 weeks ended June 27, 1992, June 26, 1993, and June 25, 1994, the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, respectively. Management is not aware of any plans to terminate such plans.

                 The United Food and Commercial Workers health and welfare plans are overfunded and those employers who contributed to the plans are to receive a pro rata share of the excess reserves in these plans through a reduction of current contributions. The Company's share of the excess reserve was $24.2 million, of which $8.1 million, $3.7 million (unaudited) and $14.3 million was recognized in the 52 weeks ended June 25, 1994, the 32 weeks ended February 5, 1994 and the 31 weeks ended January 29, 1995, respectively, with the remainder to be recognized in future periods as the credits are taken. Partially offsetting the reduction in employer contributions was a $5.5 million union contract ratification bonus and contractual wage increases.

11.      COMMON STOCK

                 On December 31, 1992, concurrent with the sale of the Preferred Stock, the Company sold 121,118 shares of common stock to Holdings. Concurrently, the remaining shares of common stock of the Company were exchanged for shares of Holdings common stock on a one-for-one basis.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

                 The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         Cash and Cash Equivalents
         -------------------------

                 The carrying amount approximates fair value as a result of the short maturity of these instruments.

         Short-Term Notes and Other Receivables
         --------------------------------------

                 The carrying amount approximates fair value as a result of the short maturity of these instruments.

         Investments In and Notes Receivable From Supplier Cooperatives
         --------------------------------------------------------------

                 The Company maintains a non-current deposit with Certified in the form of Class B shares of Certified. Certified is not obligated in any fiscal year to redeem more than a prescribed number of the Class B shares issued. Therefore, it is not practicable to estimate the fair value of this investment.

                 The Company maintains a non-current note receivable from A.W.G. There are no quoted market prices for this investment and a reasonable estimate could not be made without incurring excessive costs. Additional information pertinent to the value of this investment is provided in Note 6.

         Long-Term Debt
         --------------

                 The fair value of the $175.0 million Senior Notes, the $145.0 million Subordinated Notes and the Bank Term Loan is based on quoted market prices. Market quotes for the fair value of the remainder of the Company's debt are not available, and a reasonable estimate of the fair value could not be made without incurring excessive costs. Additional information pertinent to the value of the unquoted debt is provided in
         Note 4.

                 The estimated fair values of the Company's financial instruments are as follows:

                                                                                     January 29, 1995
                                                                               -----------------------------
                                                                                Carrying            Fair
                                                                                 Amount             Value
                                                                               -----------       -----------
                 Cash and cash equivalents                                     $19,560,000       $19,560,000
                 Short-term notes and other receivables                          6,364,000         6,364,000
                 Investments in and notes receivable from
                    supplier cooperatives                                       12,404,000                 -
                 Long-term debt for which it is:
                    o Practicable to estimate fair values                      473,032,000       475,567,000
                    o Not practicable                                           15,132,000                 -


13.      OTHER INCOME, NET

                 The components of other income items included in SG&A are as follows:

                                         52 Weeks       52 Weeks       52 Weeks      32 Weeks        31 Weeks
                                          Ended          Ended          Ended          Ended           Ended
                                         June 27,       June 26,       June 25,      February 5,     January 29,
                                           1992           1993           1994           1994            1995
                                        ----------     ----------      ---------     -----------     -----------
                                                                                     (Unaudited)
         Interest income                $1,266,000     $  993,000       $903,000     $  544,000     $  867,000
         Licensing fees                    493,000        246,000        270,000        142,000         77,000
         Other income (expense)            769,000      3,710,000       (177,000)     1,967,000        139,000
                                        ----------     ----------       --------     ----------     ----------
                                        $2,528,000     $4,949,000       $996,000     $2,653,000     $1,083,000
                                        ==========     ==========       ========     ==========     ==========

14.      RALPHS MERGER

                 On September 14, 1994, the Company, Holdings and FFL entered into a definitive Agreement and Plan of Merger (the "Merger Agreement") with Ralphs Supermarkets, Inc. ("RSI") and the stockholders of RSI. Pursuant to the terms of the Merger Agreement, as amended, the Company will be merged with and into RSI (the "RSI Merger"). Immediately following the RSI Merger, Ralphs Grocery Company ("RGC"), which is currently a wholly-owned subsidiary of RSI, will merge with and into RSI (the "RGC

         Merger," and together with the RSI Merger, the "Merger"), and RSI will change its name to Ralphs Grocery Company ("Ralphs"). Prior to the Merger, FFL will merge with and into Holdings, which will be the surviving corporation (the "FFL Merger"). Immediately following the FFL Merger, Holdings will change its jurisdiction of incorporation by merging into a newly-formed, wholly-owned subsidiary ("New Holdings"), incorporated in Delaware (the "Reincorporation Merger"). As a result of the Merger, the FFL Merger and the Reincorporation Merger, Ralphs will become a wholly-owned subsidiary of New Holdings. Conditions to the consummation of the Merger include, among other things, the completion of financing for the transaction and the receipt of other necessary consents. The purchase price for RSI is approximately $1.5 billion, including the assumption of debt.

                 The aggregate purchase price, payable to the stockholders of RSI in connection with the Merger, consists of $375 million in cash, $131.5 million principal amount of New Holdings 13-5/8% Senior Subordinated Pay-in-Kind Debentures due 2007 and $18.5 million initial accreted value of New Holdings 13-5/8% Senior Discount Debentures due 2005. In addition, Ralphs will enter into an agreement with a stockholder of RSI pursuant to which such stockholder will act as a consultant to Ralphs with respect to certain real estate and general commercial matters for a period of five years from the closing of the Merger in exchange for the payment of a consulting fee.

                 The financing required to complete the Merger will include the issuance of significant additional equity by New Holdings, the issuance of new debt securities by the Company and New Holdings and the incurrence of additional bank financing by Ralphs. The equity issuance will be made to a group of investors led by Apollo Advisors, L.P., which has committed to purchase up to $140 million in New Holdings stock. The issuance of new debt securities is expected to consist of up to $295 million principal amount of Senior Notes due 2004 and up to $200 million principal amount of Senior Subordinated Notes due 2005 to be issued by the Company. New Holdings will issue an additional $81.5 million initial accreted value of 13-5/8% Senior Discount Debentures due 2005 for $59 million in cash and $22.5 million in lieu of cash for fees associated with the Merger. Holdings will redeem the Holdings 15.25% Senior Discount Notes, with a book value of $65.1 million at January 29, 1995, for $83.9 million in cash. The bank financing will be made pursuant to a commitment by Bankers Trust Company to provide up to $1,075 million in such financing. In connection with the receipt of new financing, the Company and Holdings will also be required to complete certain exchange offers, consent solicitations, offers to repurchase and other transactions with the holders of the Company's, Holdings' and RGC's currently outstanding debt securities.

                 As of January 29, 1995, RGC had outstanding indebtedness of approximately $1,018.5 million. RGC had sales of $2,724.6 million, operating income of $145.6 million and net income of $32.1 million for its most recent reported fiscal year ended January 29, 1995.

                 Upon consummation of the Merger, management anticipates that certain non-recurring costs associated with the integration of operations will be recorded as a restructuring charge. The charge will cover costs associated with the writedown of property and equipment and related reserves associated with the conversion of certain of the Company's conventional stores to warehouse stores and the closure of certain of the Company's conventional stores as well as the write-off of the Alpha Beta trademark. This restructuring charge has been estimated at approximately $45.5 million. On December 14, 1994, the Company and RSI entered into a Settlement Agreement (the "Settlement Agreement") with the State of California. Under the Settlement Agreement, the Company must divest a total of 27 stores (23 of the Company's conventional stores, 1 warehouse store and 3 RGC stores). In addition, although not required pursuant to the Settlement Agreement, an additional 5 under-performing stores are scheduled to be closed following the Merger. It is anticipated that such closures and store conversions will be substantially completed by December 31, 1995. The estimated restructuring charge aggregating $45.5 million for the Company's 24 stores to be divested under the Settlement Agreement, the 5 planned closures and the conversion of 16 of the Company's conventional stores to warehouse stores reflects (i) the writedown of property, plant and equipment ($27.9 million), (ii) the write-off of the Alpha Beta trademark ($8.6 million), (iii) the write-off of other assets ($4.3 million), (iv) lease termination expense ($3.1 million) and (v) miscellaneous expense accruals ($1.6 million). The expected cash payments to be made in connection with the restructuring charge will total $7.1 million. It is expected that such cash payments will be made by

         December 31, 1995. As a result of the completion of 11 of the 16 planned conventional store conversions by the Company during the second quarter of the 1995 transition period, the Company has recorded a non-cash restructuring charge for the write-off of property and equipment of $5.1 million in its results of operations for the 31 weeks ended January 29, 1995. The Company has determined that there is no impairment of existing goodwill related to the store closures based on its projections of future undiscounted cash flows. The remaining estimated restructuring charge will be recorded as an expense once the Merger is completed. The divestiture of the 3 RGC stores pursuant to the Settlement Agreement will be reflected in the allocation of the purchase price and, therefore, will not give rise to any restructuring charge.

15.      RESTRUCTURING CHARGE

                 The Company has converted 11 of its conventional format supermarkets to warehouse format stores. During the 31 weeks ended January 29, 1995, the Company recorded a non-cash restructuring charge for the write-off of property and equipment at the 11 stores of $5.1 million.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and
Stockholder of Food 4 Less Supermarkets, Inc.:

         We have audited, in accordance with generally accepted auditing standards, the consolidated balance sheets of Food 4 Less Supermarkets, Inc. and subsidiaries as of June 26, 1993, June 25, 1994, and January 29, 1995, and the related consolidated statements of operations, stockholder's equity and cash flows for the 52 weeks ended June 27, 1992, June 26, 1993 and June 25, 1994 and the 31 weeks ended January 29, 1995 and have issued our report thereon dated May 18, 1995. Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule on page 64 is the responsibility of the Company's management and is presented for purposes of complying with the Securities and Exchange Commission's rules and is not part of the basic consolidated financial statements. This schedule has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly states in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.

                                                 ARTHUR ANDERSEN LLP

Los Angeles, California
May 18, 1995

                         FOOD 4 LESS SUPERMARKETS, INC.
                 SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
                    31 WEEKS ENDED JANUARY 29, 1995, 52 WEEKS
                  ENDED JUNE 25, 1994, 52 WEEKS ENDED JUNE 26,
                      1993 AND 52 WEEKS ENDED JUNE 27, 1992
                             (DOLLARS IN THOUSANDS)

                                                           Provisions    Charged
                                               Balance at   charged        to                                   Balance
                                               beginning      to        interest                   Other        at end
                                               of period    expense    expense(a)   Payments      changes      of period
                                               ----------  ----------  ----------   --------      -------      ---------
Self-insurance liabilities
       31 weeks ended January 29, 1995           $81,704    $ 6,304     $3,453       $18,722       $     -      $72,739
                                                 =======    =======     ======       =======       =======      =======
       52 weeks ended June 25, 1994              $85,494    $19,880     $5,836       $29,506       $     -      $81,704
                                                 =======    =======     ======       =======       =======      =======
       52 weeks ended June 26, 1993              $82,559    $38,040     $5,865       $40,970       $     -      $85,494
                                                 =======    =======     ======       =======       =======      =======
       52 weeks ended June 27, 1992              $59,525    $46,140     $4,960       $36,066       $ 8,000(b)   $82,559
                                                 =======    =======     ======       =======       =======      =======


- ---------------

(a) Amortization of discount on self-insurance reserves charged to interest expense.

(b) Reflects self-insurance reserve related to Alpha Beta resulting from the acquisition of Alpha Beta.

                                INDEX TO EXHIBITS

Exhibit
Number                                        Description                                             Page
- ------                                        ------------                                            ----
2.1       Agreement and Plan of Merger by and among Food 4 Less, Inc., Food 4
          Less Holdings, Inc., the Company, Ralphs Supermarkets, Inc. and the
          stockholders of Ralphs Supermarkets, Inc. (incorporated by reference to Exhibit 99 to the Company's Form 8-K dated September 14, 1994).

2.1.1 Amendment No. 1 dated as of January 12, 1995 to the Agreement and Plan of Merger by and among Food 4 Less, Inc., Food 4 Less Holdings, Inc.
          (a California corporation), Food 4 Less Holdings, Inc. (a Delaware corporation), the Company, Ralphs Supermarkets, Inc. and the stockholders of Ralphs Supermarkets, Inc. (incorporated herein by reference to Exhibit 2.1.1 to Amendment No. 2 to the Company's
          Registration Statement on Form S-4, No. 33-56451).

2.1.2     Amendment No. 2 dated as of February 24, 1995 to the Agreement and
          Plan of Merger by and among Food 4 Less, Inc., Food 4 Less Holdings,
          Inc. (a California corporation), Food 4 Less Holdings, Inc. (a
          Delaware corporation), the Company, Ralphs Supermarkets, Inc. and the stockholders of Ralphs Supermarkets, Inc. (incorporated herein by reference to Exhibit 2.1.2 to Post-effective Amendment No. 1 to Food 4
          Less Holdings, Inc.'s Registration Statement on Form S-4, No. 33-
          86356).

2.1.3 Amendment No. 3 dated as of April 26, 1995 to the Agreement and Plan of Merger by and among Food 4 Less, Inc., Food 4 Less Holdings, Inc.
          (a California corporation), Food 4 Less Holdings, Inc. (a Delaware corporation), the Company, Ralphs Supermarkets, Inc. and the stockholders of Ralphs Supermarkets, Inc. (incorporated herein by reference to Exhibit 2.1.3 to Post-effective Amendment No. 1 to Food 4
          Less Holdings, Inc.'s Registration Statement on Form S-4, No. 33-
          86356).

3.1 Certificate of Incorporation of the Company, as amended (incorporated herein by reference to Exhibit 3.1 to the Company's Annual Report on Form 10-K for the fiscal year ended June 25, 1994).

3.2 Bylaws of the Company, as amended (incorporated herein by reference to Exhibit 3.2 to the Company's Registration Statement on Form S-1, No.
          33-31152).

4.1 Senior Note Indenture dated as of April 15, 1992 by and among the Company, the subsidiary guarantors identified therein and Norwest Bank
          Minnesota, N.A., as trustee (incorporated herein by reference to Exhibit 4.1 to the Company's Registration Statement on Form S-1, No.
          33-46750).

4.1.1 First Supplemental Indenture dated as of July 24, 1992 by and among the Company, Bay Area Warehouse Stores, Inc. and Norwest Bank
          Minnesota, N.A., as trustee (incorporated herein by reference to Exhibit 4.1.1 to the Company's Annual Report on Form 10-K for the fiscal year ended June 27, 1992.)

Exhibit
Number                                        Description                                             Page
- ------                                        ------------                                            ----

4.2 Senior Subordinated Note Indenture dated as of June 15, 1991 by and among the Company, the subsidiary guarantors identified therein and United States Trust Company of New York as trustee (incorporated herein by reference to Exhibit 4.1 to the Company's Annual Report on Form 10-K for the fiscal year ended June 29, 1991).

4.2.1 First Supplemental Indenture dated as of April 8, 1992 by and among the Company, Food 4 Less GM, Inc. and United States Trust Company of
          New York, as trustee (incorporated herein by reference to Exhibit
          4.2.1 to the Company's Annual Report on Form 10-K for the fiscal year ended June 27, 1992.)

4.2.2 Second Supplemental Indenture dated as of May 18, 1992 by and among the Company, the Subsidiary Guarantors and United States Trust Company of New York, as trustee (incorporated herein by reference to Exhibit
          4.2.2 to the Company's Annual Report on Form 10-K for the fiscal year ended June 27, 1992.)

4.2.3 Third Supplemental Indenture dated as of July 24, 1992 by and among the Company, Bay Area Warehouse Stores, Inc. and United States Trust
          Company of New York, as trustee (incorporated herein by reference to Exhibit 4.2.3 to the Company's Annual Report on Form 10-K for the fiscal year ended June 27, 1992.)

4.3 Credit Agreement dated as of June 17, 1991 by and among the Company, Alpha Beta Company, The Boys Markets, Inc., Cala Foods, Inc.,
          Falley's, Inc. and Food 4 Less Merchandising, Inc., as borrowers;
          Citicorp North America, Inc., Bankers Trust Company and Manufacturers
          Hanover Trust Company, as Co-Agents, Citicorp North America, Inc. as
          Administrative Agent and the Initial Lenders and the Designated
          Issuers, all as identified therein (incorporated herein by reference to Exhibit 4.4 to the Company's Annual Report on Form 10-K for the fiscal year ended June 29, 1991).

4.3.1 First Modification Agreement dated as of January 24, 1992 by and among the Company, Alpha Beta Company, The Boys Markets, Inc., Cala Foods,
          Inc., Falley's, Inc. and Food 4 Less Merchandising, Inc., as borrowers; Citicorp North America, Inc., Bankers Trust Company and
          Manufacturers Hanover Trust Company, as Co-Agents, Citicorp North
          America, Inc. as Administrative Agent and the Required Lenders and the other Loan Parties, all as identified therein (incorporated herein by reference to Exhibit 4.5.1 to the Company's Annual Report on Form 10-K for the fiscal year ended June 27, 1992.)

4.3.2 Second Modification Agreement dated as of April 13, 1992 by and among the Company, Alpha Beta Company, Cala Foods, Inc., Falley's, Inc. and
          Food 4 Less Merchandising, Inc., as borrowers; Citicorp North America,
          Inc., Bankers Trust Company and Manufacturers Hanover Trust Company, as Co-Agents, Citicorp North America, Inc. as Administrative Agent and the Required Lenders and the other Loan Parties, all as identified therein (incorporated herein by reference to Exhibit 4.5.2 to the Company's Annual Report on Form 10-K for the fiscal year ended June
          27, 1992.)


Exhibit
Number                                        Description                                             Page
- ------                                        ------------                                            ----

4.3.3 Third Modification Agreement dated as of September 15, 1992 by and among the Company, Alpha Beta Company, Cala Foods, Inc., Falley's,
          Inc. and Food 4 Less Merchandising, Inc., as borrowers; Citicorp North
          America, Inc., Bankers Trust Company and Manufacturers Hanover Trust
          Company, as Co-Agents, Citicorp North America, Inc. as Administrative
          Agent and the Required Lenders and the other Loan Parties, all as identified therein (incorporated herein by reference to Exhibit 4.5.3 to the Company's Annual Report on Form 10-K for the fiscal year ended
          June 27, 1992.)

4.3.4 Fourth Modification Agreement dated as of October 9, 1992 by and among the Company, Alpha Beta Company, Cala Foods, Inc., Falley's, Inc. and
          Food 4 Less Merchandising, Inc., as borrowers; Citicorp North America,
          Inc., Bankers Trust Company and Manufacturers Hanover Trust Company, as Co-Agents, Citicorp North America, Inc. as Administrative Agent and the Required Lenders and the other Loan Parties, all as identified therein (incorporated herein by reference to Exhibit 4.5.4 to the Company's Annual Report on Form 10-K for the fiscal year ended June
          27, 1992.)

4.3.5 Fifth Modification Agreement dated as of December 21, 1992 by and among the Company, Alpha Beta Company, Cala Foods, Inc., Falley's,
          Inc. and Food 4 Less Merchandising, Inc., as borrowers; Citicorp North
          America, Inc., Bankers Trust Company and Chemical Bank (as successor in interest to Manufacturers Hanover Trust Company), as Co-Agents,
          Citicorp North America, Inc. as Administrative Agent and the Required
          Lenders and the other Loan Parties, all as identified therein
          (incorporated herein by reference to Exhibit 19.1 to the Company's
          Quarterly Report on Form 10- Q for the quarter ended April 3, 1993).

4.3.6 Sixth Modification Agreement dated as of November 22, 1994 by and among the Company, the subsidiaries named therein, as borrowers, and Bankers Trust Company, Citicorp North America, Inc. and Chemical Bank, as Co-Agents, Citicorp North America, Inc., as Administrative Agent, and the Required Lenders and the other Loan Parties, all as identified therein (incorporated herein by reference to Exhibit 4.8.6 to Amendment No. 2 to the Company's Registration Statement on Form S-4,
          No. 33- 56451).

4.3.7 Seventh Modification Agreement dated as of January 23, 1995 by and among the Company, the subsidiaries named therein, as borrowers, and Bankers Trust Company, Citicorp North America, Inc. and Chemical Bank, as Co-Agents, Citicorp North America, Inc., as Administrative Agent, and the Required Lenders and the other Loan Parties, all as identified therein (incorporated herein by reference to Exhibit 4.8.7 to Amendment No. 2 to the Company's Registration Statement on Form S-4,
          No. 33-56451).

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
Exhibit
Number                                        Description                                             Page
- ------                                        ------------                                            ----

4.3.8 Eighth Modification Agreement dated as of May 17, 1995 by and among the Company, the subsidiaries named therein, as borrowers, and Bankers
          Trust Company, Citicorp North America, Inc. and Chemical Bank, as
          CoAgents, Citicorp North America, Inc., as Administrative Agent, and the Required Lenders and the other Loan Parties, all as identified therein.

4.4       Guaranty dated as of June 17, 1991 by the Company, Alpha Beta Company,
          Bell Markets, Inc., The Boys Markets, Inc., Cala Co., Cala Foods,
          Inc., Falley's, Inc., Food 4 Less of California, Inc., Food 4 Less
          Merchandising, Inc., and Food 4 Less of Southern California, Inc., in favor of the Lender Parties identified therein and Citicorp North
          America, Inc., as Administrative Agent for such Lender Parties
          (incorporated herein by reference to Exhibit 4.5 to the Company's
          Annual Report on Form 10-K for the fiscal year ended June 29, 1991).

4.5 Bank commitment letter by and among Food 4 Less Supermarkets, Inc., the guarantors named therein and Bankers Trust Company, as Agent, and the financial institutions identified therein (incorporated herein by reference to Exhibit 4.8 to Amendment No. 2 to the Company's
          Registration Statement on Form S-4, No. 33-56451).

9 Stockholder Voting Agreement and Proxy dated as of December 31, 1992 by and among Ronald W. Burkle, George Golleher, Yucaipa Capital
          Advisors, Inc. and the Management Shareholders of Food 4 Less
          Holdings, Inc. (incorporated herein by reference to Exhibit 9 to Food
          4 Less Holdings, Inc.'s Registration Statement on Form S-4, No.
          33-59214).

10.1 Lease dated as of June 17, 1991 by and between the Company and American Food and Drug, Inc. relating to La Habra, California property
          (incorporated herein by reference to Exhibit 10.4 to the Company's
          Annual Report on Form 10-K for the fiscal year ended June 29, 1991).

10.2 Stockholders Agreement dated as of June 23, 1989 by and among the Company, Food 4 Less, Inc. and Peter J. Sodini (incorporated herein by reference to Exhibit 10.16 to the Company's Registration Statement on Form S-1, No. 33-31152).

10.2.1 Amendment dated as of May 4, 1990 to Stockholders Agreement by and among the Company, Food 4 Less, Inc. and Peter J. Sodini (incorporated herein by reference to Exhibit 10.58 to the Company's Registration
          Statement on Form S-1, No. 33-31152).

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
Exhibit
Number                                        Description                                             Page
- ------                                        ------------                                            ----

10.2.2    Letter Agreement dated as of June 27, 1990 by and among Peter J.
          Sodini, The Boys Markets, Inc., the Company and certain affiliates, officers, directors and employees of the Company (incorporated herein by reference to Exhibit 10.39.1 to the Company's Annual Report on Form
          10-K for the fiscal year ended June 30, 1990).

10.2.3 Assignment and Assumption Agreement dated as of August 22, 1990 by and between Peter J. Sodini and Ronald W. Burkle with respect to
          Stockholders Agreement by and among the Company, Food 4 Less, Inc. and
          Peter J. Sodini (incorporated herein by reference to Exhibit 10.16.2 to the Company's Annual Report on Form 10-K for the fiscal year ended
          June 30, 1990).

10.2.4    Amendment dated as of December 31, 1992 by and among Food 4 Less,
          Inc., Food 4 Less Holdings, Inc., Food 4 Less Supermarkets, Inc. and
          Ronald W. Burkle to Stockholders Agreement by and among Food 4 Less
          Supermarkets, Inc., Food 4 Less, Inc. and Peter J. Sodini
          (incorporated herein by reference to Exhibit 10.6.2 to Food 4 Less
          Holdings, Inc.'s Registration Statement on Form S-4, No. 33-59214).

10.3 Stockholders Agreement dated as of June 23, 1989 by and among the Company, Food 4 Less, Inc. and George G. Golleher (incorporated herein by reference to Exhibit 10.17 to the Company's Registration Statement on Form S-1, No. 33-31152).

10.3.1 Amendment dated as of May 4, 1990 to Stockholders Agreement by and among the Company, Food 4 Less, Inc. and George G. Golleher
          (incorporated herein by reference to Exhibit 10.59 to the Company's
          Registration Statement on Form S-1, No. 33-31152).

10.3.2    Amendment dated as of December 31, 1992 by and among Food 4 Less
          Holdings, Inc., the Company, Food 4 Less, Inc. and George G. Golleher to Stockholders Agreement by and among the Company, Food 4 Less, Inc.
          and George G. Golleher (incorporated herein by reference to Exhibit
          10.8.2 to Food 4 Less Holdings, Inc.'s Registration Statement on Form
          S-4, No. 33-59214).

10.4      Letter Agreement dated as of September 14, 1994 by and among FFL
          Partners, Food 4 Less, Inc., Food 4 Less Holdings, Inc., the Company and Falley's, Inc. relating to certain obligations arising under the Falley's, Inc. Stock Ownership Plan and Trust, as amended.
          (incorporated herein by reference to Exhibit 10.4 to the Company's
          Annual Report on Form 10-K for the fiscal year ended June 25, 1994).

10.5 Amended and Restated Consulting Agreement dated as of June 17, 1991 by and among Yucaipa Management Company, The Yucaipa Companies and the
          Company (incorporated herein by reference to Exhibit 10.16 to the Company's Annual Report on Form 10-K for the fiscal year ended June
          29, 1991).

10.6 Consulting Agreement dated as of June 27, 1988 by and between Falley's, Inc. and Joe S. Burkle (incorporated herein by reference to
          Exhibit 10.38 to the Company's Registration Statement on Form S-1, No.
          33- 31152).



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
Exhibit
Number                                        Description                                             Page
- ------                                        ------------                                            ----

10.6.1    Letter Agreement dated as of December 10, 1990 amending Consulting
          Agreement by and between Falley's, Inc. and Joe S. Burkle
          (incorporated herein by reference to Exhibit 10.17.1 to the Company's
          Annual Report on Form 10-K for the fiscal year ended June 29, 1991).

10.7      Employment Agreement dated as of June 24, 1989 by and between The
          Boys Markets, Inc. and George G. Golleher (incorporated herein by reference to Exhibit 10.40 to the Company's Registration Statement on Form S-1, No. 33-31152).

10.7.1    First Amendment dated as of December 10, 1990 to Employment
          Agreement by and between The Boys Markets, Inc. and George G. Golleher
          (incorporated herein by reference to Exhibit 10.40.1 to the Company's
          Amendment No. 1 to Post-Effective Amendment No. 1 to Registration
          Statement on Form S-1, No. 33-31152).

10.7.2 Second Amendment dated as of June 17, 1991 to Employment Agreement by and among The Boys Markets, Inc., the Company and George G.
          Golleher (incorporated herein by reference to Exhibit 10.19.2 to the Company's Annual Report on Form 10-K for the fiscal year ended June
          29, 1991).

10.8 Amended and Restated Tax Sharing Agreement dated as of June 17, 1991 by and among Food 4 Less, Inc., the Company and the subsidiaries of the Company (incorporated herein by reference to Exhibit 10.20 to the Company's Annual Report on Form 10-K for the fiscal year ended June
          29, 1991).

10.9      Employment Agreement dated as of July 1, 1994 between Food 4 Less
          Supermarkets, Inc. and Harley DeLano (incorporated herein by reference to Exhibit 10.9 to the Company's Annual Report on Form 10-K dated June
          25, 1994).

10.10     Employment Agreement dated as of July 1, 1994 between the Food 4
          Less Supermarkets, Inc. and Greg Mays (incorporated herein by reference to Exhibit 10.10 to the Company's Annual Report on Form 10-K dated June 25, 1994).

21 Subsidiaries of Food 4 Less Supermarkets, Inc. (incorporated herein by reference to Exhibit 21 to the Company's Annual Report on Form 10-K for the fiscal year ended June 25, 1994).

27        Financial Data Schedule.

                                       E-6